                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-57791
                                                               File No. 811-2715

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

     Pre-Effective Amendment No.                                       / /
                                ----

     Post-Effective Amendment No. 43                                   /X/
                                 ----

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/

         Amendment No. 43
                      ----

                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 1818 Market Street, Philadelphia, Pennsylvania            19103
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              April 29, 1999
                                                                  --------------

It is proposed that this filing will become effective:

            ___     immediately upon filing pursuant to paragraph (b)
             X      on April 29, 1999 pursuant to paragraph (b)
            ___     60 days after filing pursuant to paragraph (a)(1)
            ___     on (date) pursuant to paragraph (a)(1)
            ___     75 days after filing pursuant to paragraph (a)(2)
            ___     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      ------------------------------------
       Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class,
          Tax-Free New Jersey Fund C Class Tax-Free Ohio Fund A Class,
             Tax-Free Ohio Fund B Class, Tax-Free Ohio Fund C Class
    Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class,
                       Tax-Free Pennsylvania Fund C Class

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 43 to Registration File No. 2-57791 includes the following:

               1.      Facing Page

               2.      Contents Page

               3.      Cross-Reference Sheets

               4.      Part A - Prospectus

               5.      Part B - Statement of Additional Information

               6.      Part C - Other Information

               7.      Signatures

                              CROSS-REFERENCE SHEET

                                     PART A

                                                       Location in Prospectus



                                                              Class A
                                                              Class B
Item No.  Description                                         Class C
--------  -----------                                         -------
1         Front and Back Cover Pages                          Same

2         Risk/Return Summary:                                Fund profiles
          Investments, Risks and Performance

3         Risk/Return Summary:                                Fund profiles
          Fee Table

4         Investment Objectives, Principal                    How we manage
          Investment Strategies, and Related Risks            the Funds


5         Management's Discussion of Performance              N/A


6         Management, Organization, and Capital               Who manages the
          Structure                                           Funds

7         Shareholder Information                             How to buy shares;
                                                              How to redeem
                                                              shares;
                                                              Special services;
                                                              Dividends,
                                                              distributions and
                                                              taxes all under
                                                              About your account

8         Distribution Arrangements                           Choosing a share
                                                              class; How to
                                                              reduce sales
                                                              charges under
                                                              About your account

9         Financial Highlights Information                    Financial
                                                              Highlights

                              CROSS-REFERENCE SHEET

                                     PART B




                                                               Location in Statement of Additional
Item No.  Description                                          Information
--------  -----------                                          -----------
10        Cover Page and Table of Contents                     Same

11        Fund History                                         General Information

12        Description of the Fund and Its Investments and      Investment Objectives and Policies
          Risks


13        Management of the Fund                               Officers and Trustees; Purchasing
                                                               Shares

14        Control Persons and Principal Holders of Securities  Officers and Trustees

15        Investment Advisory and Other Services               Officers and Trustees; Purchasing
                                                               Shares); Investment Management
                                                               Agreements; General Information;
                                                               Financial Statements

16        Brokerage Allocation and Other Practices             Trading Practices and Brokerage

17        Capital Stock and Other Securities                   Capitalization and Noncumulative
                                                               Voting (under General Information)

18        Purchase, Redemption, and Pricing of Shares          Purchasing Shares; Redemption and
                                                               Exchange; Determining Offering Price
                                                               and Net Asset Value

19        Taxation of the Fund                                 Taxes

20        Underwriters                                         Purchasing Shares

21        Calculation of Performance Data                      Performance Information

22        Financial Statements                                 Financial Statements

                              CROSS-REFERENCE SHEET

                                     PART C



Item No.        Description                                  Location in Part C
--------        -----------                                  ------------------
23              Exhibits                                     Item 23

24              Persons Controlled by or under               Item 24
                Common Control with Registrant

25              Indemnification                              Item 25

26              Business and Other Connections               Item 26
                of the Investment Adviser

27              Principal Underwriters                       Item 27

28              Location of Accounts and                     Item 28
                Records
29                                                           Item 29
                Management Services
30                                                           Item 30
                Undertakings

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                           Tax-Free Pennsylvania Fund
                            Tax-Free New Jersey Fund
                               Tax-Free Ohio Fund


                           Class A o Class B o Class C



                                   Prospectus
                                 April 29, 1999

                         Tax-Exempt Current Income Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                  page
Tax-Free Pennsylvania Fund
Tax-Free New Jersey Fund
Tax-Free Ohio Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      How to redeem shares
      Account minimums
      Special services
Dividends, distributions and taxes

Certain management considerations              page


Financial highlights                           page

Appendix A - Bond ratings                      Page

Profile:  Tax-Free Pennsylvania Fund


What are the Fund's goals?
Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with preservation of capital. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Pennsylvania state income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Fund. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the state of Pennsylvania. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified.
For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund

o Investors seeking monthly income, free from federal and Pennsylvania state and local taxes.
o Investors with long-term financial goals.

Who should not invest in the Fund
o Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially, over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How has Tax-Free Pennsylvania Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one, five, and ten years. The Fund's past performance does not necessarily indicate how it will perform in the future.

Year-by-year total return (Class A)




---------------- --------------------------------
                 Tax-Free Pennsylvania Fund
---------------- --------------------------------
1998                                        5.03%
---------------- --------------------------------
1997                                        7.59%
---------------- --------------------------------
1996                                        3.41%
---------------- --------------------------------
1995                                       14.72%
---------------- --------------------------------
1994                                       -3.92%
---------------- --------------------------------
1993                                       10.98%
---------------- --------------------------------
1992                                        9.09%
---------------- --------------------------------
1991                                       12.85%
---------------- --------------------------------
1990                                        4.57%
---------------- --------------------------------
1989                                        9.79%
---------------- --------------------------------


As of February 28, 1999, the Fund's Class A shares had a fiscal year-to-date return of 4.64%. During the ten years illustrated in this bar chart, Class A's highest return was 5.49% for the quarter ended June 30, 1989 and its lowest return was (3.32%) for the quarter ended March 31, 1994.

The maximum Class A sales charge of 3.75%, which is normally deducted when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

                                                         Average annual returns for periods ending 12/31/98

CLASS                       A                      B                       C                      Lehman
                                                                                                  Brothers
                                                                                                  Municipal
                                                                                                  Bond Index
                                                   (if redeemed)*          (if redeemed)*
                            (Inception 3/23/77)    (Inception 5/2/94)      (Inception 11/29/95)

1 year                      5.03%                  0.25%                   3.21%                  6.48%
5 years                     5.19%                  N/A                     N/A                    6.22%
10 years or lifetime**      6.63%                  N/A                     N/A                    8.22%

The table above shows the Fund's average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 4.20% and 5.51% for the one-year and lifetime periods, respectively. Returns for Class C would be 4.20% and 4.86% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were 7.73% and 6.83%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------------
CLASS                                                    A         B      C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price              3.75%     none   none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                     none(1)    4%(2)  1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                     none      none   none
--------------------------------------------------------------------------------
Redemption fees                                          none      none   none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

--------------------------------------------------------------------------------
Management fees                                     0.58%      0.58%      0.58%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)            0.20%      1.00%      1.00%
--------------------------------------------------------------------------------
Other expense                                       0.17%      0.17%      0.17%
--------------------------------------------------------------------------------
Total operating expenses                            0.95%      1.75%      1.75%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


--------------------------------------------------------------------------------
CLASS(6)      A        B          B                    C           C
                                  (if redeemed)                    (if redeemed)
--------------------------------------------------------------------------------
1 year       $468      $178       $578                 $178        $278
--------------------------------------------------------------------------------
3 years      $666      $551       $851                 $551        $551
--------------------------------------------------------------------------------
5 years      $881      $949       $1,149               $949        $949
--------------------------------------------------------------------------------
10 years     $1,498    $1,851     $1,851               $2,062      $2,062
--------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Board of Directors adopted a formula for calculating 12b-1 plan expenses for Tax-Free Pennsylvania Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile:  Tax-Free New Jersey Fund


What are the Fund's goals?
Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund will invest primarily in municipal bonds and notes that are exempt from federal and New Jersey state income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Fund. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the state of New Jersey. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. For a more complete discussion of risk, please turn to page 20.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors seeking monthly income, free from federal, New Jersey state and local taxes.
o Investors with long-term financial goals.

Who should not invest in the Fund
o Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially, over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How has Tax-Free New Jersey Fund performed?


This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the Fund's Class A shares for the past calendar year, as well as the average annual returns of all shares for one year and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Total return (Class A)


         1998              5.77%


As of February 28, 1999, the Fund's Class A shares had a fiscal year-to-date return of 5.93%. During the period illustrated in this bar chart, Class A's highest return was 3.35% for the quarter ended September 30, 1998 and its lowest return was 0.20% for the quarter ended December 31, 1998.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page 10 do include the sales charge.




                                                          Average annual returns for periods ending 12/31/98

CLASS                       A                      B                       C                      Lehman
                                                                                                  Brothers
                                                                                                  Municipal
                                                                                                  Bond Index
                                                   (if redeemed)*          (if redeemed)*
                            (Inception 9/2/97)     (Inception 9/2/97)      (Inception 9/2/97)
1 year                      2.55%                  1.71%                   4.71%                  6.48%
Lifetime                    5.74%                  4.63%                   7.58%                  7.43%

The table above shows the Fund's average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 5.71% and 7.58% for the one-year and lifetime periods, respectively. Returns for Class C would be 5.71% and 7.58% for the one-year and lifetime periods, respectively.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.


--------------------------------------------------------------------------------
CLASS                                                  A         B       C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price            3.75%     none    none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower                   none(1)    4%(2)    1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                   none      none    none
--------------------------------------------------------------------------------
Redemption fees                                        none      none    none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

--------------------------------------------------------------------------------
Management fees                                    0.55%      0.55%      0.55%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees              0.25%      1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                     0.95%      0.95%      0.95%
--------------------------------------------------------------------------------
Total operating expenses (4)                       1.75%      2.50%      2.50%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(6)      A         B          B                 C           C
                                   (if redeemed)                 (if redeemed)
--------------------------------------------------------------------------------
1 year        $546      $253       $653              $253        $353
--------------------------------------------------------------------------------
3 years       $905      $779       $1,079            $779        $779
--------------------------------------------------------------------------------
5 years       $1,288    $1,331     $1,531            $1,331      $1,331
--------------------------------------------------------------------------------
10 years      $2,360    $2,652     $2,652            $2,836      $2,836
--------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses from January 22, 1998 through July 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.
--------------------------------------------------------------------------------
        ACTUAL FUND OPERATING EXPENSES INCLUDING VOLUNTARY EXPENSE CAPS
--------------------------------------------------------------------------------

CLASS                                        A              B              C
--------------------------------------------------------------------------------
Management fees                            0.00%          0.00%          0.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees      0.25%          1.00%          1.00%
--------------------------------------------------------------------------------
Other expenses                             0.25%          0.25%          0.25%
--------------------------------------------------------------------------------
Total operating expenses                   0.50%          1.25%          1.25%
--------------------------------------------------------------------------------

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 4.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile:  Tax-Free Ohio Fund


What are the Fund's goals?
Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local income taxes, consistent with preservation of capital. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Ohio income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Fund. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the state of Ohio. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. For a more complete discussion of risk, please turn to page 20.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund

o Investors seeking monthly income, free from federal and Ohio state and local taxes.
o Investors with long-term financial goals.

Who should not invest in the Fund
o Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially, over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How has Tax-Free Ohio Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the Fund's Class A shares for the past calendar year, as well as the average annual returns of all shares for one year and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Total return (Class A)

           Tax-Free Ohio Fund
1998              6.41%

As of February 28, 1999, the Fund's Class A shares had a fiscal year-to-date return of 5.12%. During the period illustrated in this bar chart, Class A's highest return was 2.89% for the quarter ended September 30, 1998 and its lowest return was (0.22%) for the quarter ended December 31, 1998.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page 15 do include the sales charge.


                                                      Average annual returns for periods ending 12/31/98

CLASS                       A                      B                       C                      Lehman
                                                                                                  Brothers
                                                                                                  Municipal
                                                                                                  Bond Index
                                                   (if redeemed)*          (if redeemed)*
                            (Inception 9/2/97)     (Inception 9/2/97)      (Inception 9/2/97)
1 year                      1.57%                  0.73%                   3.73%                  6.48%
Lifetime                    5.16%                  1.19%                   5.19%                  7.43%

The table above shows the Fund's average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 4.73% and 6.19% for the one-year and lifetime periods, respectively. Returns for Class C would be 4.73% and 6.19% for the one-year and lifetime periods, respectively.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------------
CLASS                                                   A         B        C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price             3.75%     none     none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower                    none(1)   4%(2)    1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                    none      none     none
--------------------------------------------------------------------------------
Redemption fees                                         none      none     none
--------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

--------------------------------------------------------------------------------
Management fees                                      0.55%      0.55%      0.55%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)             0.25%      1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                       1.06%      1.06%      1.06%
--------------------------------------------------------------------------------
Total operating expenses                             1.86%      2.61%      2.61%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(6)          A        B         B                 C         C
                                     (if redeemed)               (if redeemed)
--------------------------------------------------------------------------------
1 year            $557     $264      $664              $264      $364
--------------------------------------------------------------------------------
3 years           $938     $811      $1,111            $811      $811
--------------------------------------------------------------------------------
5 years           $1,343   $1,385    $1,585            $1,385    $1,385
--------------------------------------------------------------------------------
10 years          $2,473   $2,762    $2,762            $2,944    $2,944
--------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses from January 22, 1998 through July 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.
--------------------------------------------------------------------------------
        ACTUAL FUND OPERATING EXPENSES INCLUDING VOLUNTARY EXPENSE CAPS
--------------------------------------------------------------------------------

CLASS                                        A              B              C
--------------------------------------------------------------------------------
Management fees                            0.00%          0.00%          0.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees      0.25%          1.00%          1.00%
--------------------------------------------------------------------------------
Other expenses                             0.25%          0.25%          0.25%
--------------------------------------------------------------------------------
Total operating expenses                   0.50%          1.25%          1.25%
--------------------------------------------------------------------------------

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 4.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds


We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

Each Fund will invest at least 80% of its net assets in tax-exempt securities that are described below. We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of the capital or to honor redemption requests. As a result we may realize losses or capital gains which could be taxable to shareholders.

Each Fund intends to invest at least 80% of its net assets in debt obligations that are rated in the top four quality grades, that is BBB or better, by a nationally recognized statistical ratings organization (NRSRO) at the time of purchase. Each Fund may buy securities that have not been rated if we believe they are comparable in quality to the top four rating categories. The fourth grade is considered medium grade and may have speculative characteristics. Each Fund may invest up to 20% of its net assets in securities with ratings lower that the top four grades and in comparable unrated securities. These securities (commonly known as "junk bonds") are speculative and may involve greater risks and have higher yields.

Each Fund may invest up to 20% of its net assets in bonds whose income is subject to the federal alternative minimum tax.

Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, New Jersey Fund and Ohio Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds, which may be backed only by the assets and revenues of a nongovernmental issuer. Neither Fund will, however, invest more than 25% of its total assets in bonds issued for companies in the same industry. Percentage limitations outlined above are determined at the time an investment is made.

Tax-Free Pennsylvania Fund
We invest primarily in municipal securities paying interest income that is exempt from federal and Pennsylvania income taxes. Determination of whether a bond's income qualifies for tax-exemption is based on the opinion of the bond issuer's legal counsel. The securities we invest in include debt obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities and also other issuers such as Puerto Rico and the Virgin Islands whose bonds are also free of federal and Pennsylvania state income taxes.


Tax-Free New Jersey Fund
We invest primarily in municipal securities paying interest income that is exempt from federal and New Jersey income taxes. Determination of whether a bond's income qualifies for tax-exemption is based on the opinion of the bond issuer's legal counsel. The securities we invest in include debt obligations of the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities and also other issuers such as Puerto Rico and the Virgin Islands whose bonds are also free of federal and New Jersey state income taxes.

Tax-Free Ohio Fund
We invest primarily in municipal securities paying interest income that is exempt from federal and Ohio income taxes. Determination of whether a bond's income qualifies for tax-exemption is based on the opinion of the bond issuer's legal counsel. The securities we invest in include debt obligations of the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and also other issuers such as Puerto Rico and the Virgin Islands whose bonds are also free of federal and Ohio state income taxes.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued.


-------------------------------------------------------------------------------------------------------------------------------
                   Securities                                            How we use them
----------------------------------------------------------- -------------------------------------------------------------------
General obligation bonds: municipal bonds on which the      Each Fund may invest without limit in general
payment of principal and interest is secured by the         obligation bonds with an emphasis on bonds rated
issuer's pledge of its full faith, credit and taxing        in the top four quality grades.
power.
----------------------------------------------------------- -------------------------------------------------------------------
Revenue bonds: municipal bonds on which principal and       Each Fund may invest without limit in revenue bonds with an
interest payments are made from revenues derived from a     emphasis on bonds rated in the top four quality grades.
particular facility, from the proceeds of a special
excise tax or from revenue generated by the operating
project.  Principal and interest are not secured by the
general taxing power.  Tax-exempt industrial development
bonds, in most cases, are a type of revenue bond that is
not backed by the credit of the issuing municipality and
may therefore involve more risk.
----------------------------------------------------------- -------------------------------------------------------------------
Insured Municipal Bonds: Various municipal issuers may      Each Fund may invest without limit in insured bonds. We do not
obtain insurance for their obligations. In the event of a   evaluate the creditworthiness of the private insurer.  Instead,
default, the insurer is required to make payments of        we focus first on the creditworthiness of the actual bond issuer
interest and principal when due to the bondholders.         and its ability to pay interest and principal.
However, there is no assurance that the insurance company
will meet its obligations. Insured obligations are          It is possible, a substantial portion of a Fund's portfolio may
typically rated in the top quality grades by an NRSRO.      consist of municipal bonds that are insured by a single insurance company.

                                                            Insurance is available on uninsured bonds and each Fund may purchase such insurance directly. We will generally do so
                                                            only if we believe that purchasing and insuring a bond
                                                            provides an investment opportunity at least comparable to
                                                            owning other available uninsured securities.
----------------------------------------------------------- -------------------------------------------------------------------
Private Activity or Private Placement Bonds: municipal      Each Fund may invest up to 20% of its assets in bonds whose
bond issues whose proceeds are used to finance certain      income is subject to the federal alternative minimum tax. This
non-government activities, including some types of          means that a portion of the Fund's distributions could be subject
industrial revenue bonds such as privately-owned sports     to the federal alternative minimum tax that applies to certain
and convention facilities.  The Tax Reform Act of 1986      taxpayers.
subjects interest income from these bonds to the federal
alternative minimum tax and makes the tax-exempt status
of certain bonds dependent on the issuer's compliance
with specific requirements after the bonds are issued.
----------------------------------------------------------- -------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                   Securities                                            How we use them
----------------------------------------------------------- -------------------------------------------------------------------
Municipal Leases and Certificates of Participation:         Each Fund may also invest in municipal lease obligations
Certificates of Participation are widely used by state      primarily through certificates of participation (COPs).
and local governments to finance the purchase of property
and facilities.  COPs are like installment purchase         As with its other investments, each Fund expects its investments
agreements. A governmental corporation may create a COP     in municipal lease obligations to be exempt from regular federal
when it issues long-term bonds to pay for the acquisition   income taxes.
of property or facilities.  The property or facilities
are then leased to a municipality, which makes lease        We invest only in certificates of participation that are rated
payments to repay interest and principal to the holders     within the four highest rating categories of NRSRO. We may also
of the bonds.  Once the lease payments are completed, the   invest in unrated COPs that we believe to be of comparable
municipality gains ownership of the property for a          quality.  We believe this quality strategy mitigates the risk of
nominal sum.                                                non-appropriation which is described below.

                                                            A feature that distinguishes COPs from municipal debt is
                                                            that leases typically contain a "nonappropriation" or
                                                            "abatement" clause. This means the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate
                                                            the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the
                                                            property. In most cases, however, the market value of the
                                                            property will be less than the amount the municipality was paying.

                                                            COPs will be considered illiquid and subject to each Fund's limitations on illiquid securities unless we determine they are liquid according to the guidelines set by the Board of
                                                            Trustees.
----------------------------------------------------------- -------------------------------------------------------------------
Inverse floaters: Inverse floaters are instruments with     Pennsylvania Fund may invest in inverse floaters to the extent
floating or variable interest rates that move in the        that investments in these securities, when combined with futures
opposite direction, of short-term interest rates usually    contracts, options on futures contracts and securities that are
at an accelerated speed. Consequently, the market values    rated below investment grade, do not exceed 20% of the Fund's
of inverse floaters will generally be more volatile than    total assets.
other tax-exempt investments. These securities may be
considered to be derivative securities.                     New Jersey Fund and Ohio Fund may invest up to 10% of their respective assets in inverse floaters.

                                                            Investment in inverse floaters could increase the volatility of the Funds' share price.
----------------------------------------------------------- -------------------------------------------------------------------
Variable rate and floating rate obligations: These          Each Fund may purchase "floating-rate" and "variable-rate"
obligations pay interest at rates that are not fixed, but   obligations. We generally do not intend to invest more than 5%
instead vary with changes in specified market rates or      of any Fund's net assets in these instruments.
indexes on pre-designed dates.
----------------------------------------------------------- -------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                   Securities                                            How we use them
----------------------------------------------------------- -------------------------------------------------------------------
Advanced refunded bonds: In an advance refunding, the       We may invest without limit in refunded bonds. These bonds are
issuer will use the proceeds of a new bond issue to         generally considered to be of very high quality because of the
purchase high grade interest bearing debt securities,       escrow account which typically holds U.S. Treasuries.
that are deposited into an irrevocable escrow account
held by a trustee bank to secure all future payments
of principal and interest on pre-existing bonds which
are then considered to be "advance refunded bonds."
Escrow secured bonds often receive the highest rating
from S&P and Moody's.
----------------------------------------------------------- -------------------------------------------------------------------
High-yield, high risk municipal bonds: Municipal debt       Each Fund may invest up to 20% of its net assets in high yield,
obligations rated lower than investment grade by a          high risk fixed-income securities. We will not invest in
nationally recognized statistical ratings organization      securities, that are rated lower than B by S&P or similarly by
(NRSRO) or, if unrated, of comparable quality. These        another rating agency. We will not invest in unrated bonds that
securities are often referred to as "junk bonds" and are    we consider to be of a quality lower than B.
considered to be of poor standing and predominately
speculative.
----------------------------------------------------------- -------------------------------------------------------------------
Restricted securities: Privately placed securities whose    We may invest without limitation in privately placed securities
resale is restricted under securities law.                  that are eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule
                                                            144A Securities."
----------------------------------------------------------- -------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready    Tax-Free Pennsylvania Fund may invest up to 10% of net assets
market, and cannot be easily sold, if at all, at            in illiquid securities
approximately the price that the Fund has valued them.
                                                            Tax-Free New Jersey Fund and Tax-Free Ohio Fund may invest up to 15% of their respective net assets in illiquid securities.
----------------------------------------------------------- -------------------------------------------------------------------

The Funds may also invest in other securities including certificates of participation, options and futures. Tax-Free New Jersey and Ohio may invest in zero coupon bonds and derivative tax-exempt obligations. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Borrowing money
Each Fund is permitted to borrow money but normally does not do so. As a temporary measure for extraordinary purposes or to meet redemption requests, New Jersey Fund and Ohio Fund may borrow up to 10% of the value of their assets.

Purchasing securities on a when-issued or delayed delivery basis
Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery up to 45 days later.

Portfolio turnover
We anticipate that Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund or Tax-Free OH Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------- -------------------------------------------------------------------
                        Risks                                              How we strive to manage them
------------------------------------------------------- -------------------------------------------------------------------
                                                                Tax-Free Pennsylvania Fund, Tax-Free New Jersey
                                                                           Fund and Tax-Free Ohio Fund
------------------------------------------------------- -------------------------------------------------------------------
Market risk is the risk that all or a majority of the   We maintain a long-term investment approach and focus on bonds we securities in a certain market--like the stock or bond  believe will provide a steady income stream regardless of interim
market--will decline in value because of factors such   market fluctuations. We do not try to predict overall market
as economic conditions, future expectations or          movements and do not trade for short-term purposes.
investor confidence.
------------------------------------------------------- -------------------------------------------------------------------
Industry and security risk is the risk that the value   We diversify the Fund's assets across different types of
of securities in a particular industry or the value     municipal bonds and among bonds representing different industries
of an individual security will decline because of and   regions within a state. We also follow a rigorous selection
changing expectations for the performance of that       process before choosing securities for the portfolio.
industry or for the individual issuer of the security.
------------------------------------------------------- -------------------------------------------------------------------
Interest rate risk is the risk that securities,         We do not try to increase return by predicting and aggressively
particularly bonds with longer maturities, will         capitalizing on interest rate moves.
decrease in value if interest rates rise.
------------------------------------------------------- -------------------------------------------------------------------
Credit Risk
The possibility that a bond's issuer (or an entity      We conduct careful, credit analysis of individual bonds, we
that insures the bond) will be unable to make timely    focus on high quality bonds and limit our holdings of bonds rated
payments of interest and principal.                     below investment grade and we hold a number of different bonds in the portfolio. All of this is designed to help reduce credit risk.
In the case of municipal bonds, issuers may be
affected by poor economic conditions in their state.
------------------------------------------------------- -------------------------------------------------------------------
Call risk is the risk that a bond issuer will prepay    We take into consideration the likelihood of prepayment when we
the bond during periods of low interest rates,          select bonds and in certain environments may look for bonds that
forcing an investor to reinvest their money at          have protection against early prepayment.
interest rates that might be lower than rates on the
called bond.
------------------------------------------------------- -------------------------------------------------------------------
Liquidity risk is the possibility that securities       We limit exposure to illiquid securities.
cannot be readily sold, if at all, at approximately
the price that a Fund values them.
------------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------------- -------------------------------------------------------------------
                        Risks                                              How we strive to manage them
------------------------------------------------------- -------------------------------------------------------------------
                                                                Tax-Free Pennsylvania Fund, Tax-Free New Jersey
                                                                           Fund and Tax-Free Ohio Fund
------------------------------------------------------- -------------------------------------------------------------------
Non-diversified funds Each Fund is a
nondiversified investment company. This means that
we have the flexibility to invest as much as 50%
of a Fund's assets in as few as two issuers
provided no single issuer accounts for more than
25% of the portfolio. The remaining 50% of the
portfolio must be diversified so that no more than
5% of the Fund's assets is invested in the
securities of a single issuer. Because a Fund may
invest its assets in fewer issuers, the value of
Fund shares may increase or decrease more rapidly
than if a Fund were fully diversified. If a Fund
were to invest more than 5% of its assets in a
single issuer, the Fund would be affected more
than a fully-diversified fund in the event that
issuer encountered difficulties in satisfying its
financial obligations.
------------------------------------------------------- -------------------------------------------------------------------
Concentration risk is the related to a heightened
sensitivity to regional, state and local political
and economic conditions that could adversely
affect the holdings in the Fund. Three is also a
risk that there could be inadequate supply of
municipal bonds particular to the applicable
state.
------------------------------------------------------- -------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

Investment management fees


--------------------------------------------------------------------- ----------------- -------------- -------------
                                                                          Tax-Free
                                                                        Pennsylvania    Tax-Free New     Tax-Free
                                                                            Fund         Jersey Fund    Ohio Fund
--------------------------------------------------------------------- ----------------- -------------- -------------
As a percentage of average daily net assets                                0.58%           0.30%*         0.30%*
--------------------------------------------------------------------- ----------------- -------------- -------------

*Reflects the voluntary waiver of fees by the manager.

Portfolio managers
Patrick P. Coyne and Mitchell L. Conery have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Coyne and Mr. Conery have managed New Jersey Fund and Ohio Fund since their inception. Mr. Coyne assumed primary responsibility for managing Pennsylvania Fund on November 26, 1996. Mr. Conery became co-manager of Pennsylvania Fund in January 1997.

Patrick P. Coyne, Vice President/Senior Portfolio Manager for the Fund, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investment's fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

Mitchell L. Conery, Vice President/Senior Portfolio Manager for the Fund, joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                               Board of Directors

Investment Manager                 The Funds                Custodian
Delaware Management Company                             The Chase Manhattan Bank
One Commerce Square                                     4 Chase Metrotech Center
Philadelphia, PA 19103                                  Brooklyn, NY 11245


Portfolio managers          Distributor                 Service agent
(see page 22 for details)   Delaware Distributors, L.P. Delaware Service
                            1818 Market Street          Company, Inc.
                            Philadelphia, PA 19103      1818 Market Street
                                                        Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 3.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information for details.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge.

Class A Sales Charges
                                           Sales charge as % of amount invested
                       Sales charge as %        Tax-Free           Tax-Free New           Tax-Free          Dealer's commission as %
Amount of purchase     of offering price   Pennsylvania Fund       Jersey Fund            Ohio Fund         of offering price
---------------------- ------------------ --------------------- ------------------- ----------------------- ------------------------
  Less than $100,000         3.75%                3.86%                3.83%                3.89%                 3.25%
     $100,000 but            3.00%                3.14%                3.13%                3.01%                 2.50%
    under $250,000
     $250,000 but            2.50%                2.53%                2.61%                2.48%                 2.00%
    under $500,000
     $500,000 but            2.00%                2.05%                2.09%                2.12%                 1.75%
   under $1 million


As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.

--------------------- --------------------- -------------------------------------------------------------- -------------------------

                                             Sales charge as % of amount invested
                        Sales charge as %      Tax-Free PA        Tax-Free New                              Dealer's commission as %
 Amount of purchase     Of offering price         Fund            Jersey Fund         Tax-Free Ohio Fund      of offering price
--------------------- --------------------- ------------------ ------------------- ----------------------- -------------------------
$1 million up to $5            none               none                none                  none                   1.00%
      million
--------------------- --------------------- ------------------ ------------------- ----------------------- -------------------------
  Next $20 million             none               none                none                  none                   0.50%
 Up to $25 million
--------------------- --------------------- ------------------ ------------------- ----------------------- -------------------------
  Amount over $25              none               none                none                  none                   0.25%
      million
--------------------- --------------------- ------------------ ------------------- ----------------------- -------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 4%. The contingent deferred sales charge is 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------- ------------------------------------- ------------------------------------------
                Program                     How it works                                       Share class
                                                                                      A           B          C
------------------------------------------- ------------------------------------- -------------- ---------------------------
Letter of Intent                            Through a Letter of Intent you            X          Although the Letter of
                                            agree to invest a certain                            Intent and Rights of
                                            amount in Delaware Investment                        Accumulation do not apply
                                            Funds (except money market                           to the purchase of Class
                                            funds with no sales charge)                          B and C shares, you can
                                            over a 13-month period to                            combine your purchase of
                                            qualify for reduced front-end                        Class A shares with your
                                            sales charges.                                       purchase of B and C
                                                                                                 shares to fulfill your
                                                                                                 Letter of Intent or
                                                                                                 qualify for Rights of
                                                                                                 Accumulation.
------------------------------------------- ----------------------------------- -------------- ---------------------------
Rights of Accumulation                      You can combine your holdings             X
                                            or purchases of all funds in the
                                            Delaware Investments family
                                            (except money market funds with
                                            no sales charge) as well as the
                                            holdings and purchases of your
                                            spouse and children under 21 to
                                            qualify for reduced front-end
                                            sales charges.
------------------------------------------- ----------------------------------- -------------- ---------------------------
Reinvestment of redeemed shares             Up to 12 months after you                 X          Not available.
                                            redeem shares, you can reinvest
                                            the proceeds without paying a
                                            front-end sales charge.
------------------------------------------- ----------------------------------- -------------- ---------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]


By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]


Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for Uniform Gift to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.


Dividends, distributions and taxes
For each Fund, dividends, if any, are paid monthly, while any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from these Funds is the same whether you reinvest your dividends or receive them in cash.

Dividends paid by the Funds are generally expected to be exempt from federal income tax. However, they must be included in the tax base for determining how much of a shareholder's Social Security benefits are subject to federal income tax. Shareholders are required to disclose tax-exempt interest received from the Funds on their federal income tax returns.

Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

Pennsylvania Fund

Any dividends paid by the Fund that are properly attributable to interest on Pennsylvania state and municipal obligations or U.S. government obligations (the interest on which is exempt from state taxation under the laws of Pennsylvania or the United States) will be exempt from Pennsylvania personal income tax. For shareholders who are residents of Philadelphia, income from these sources, as well as distributions designated as capital gain dividends, will also be exempt from Philadelphia School District income tax.

Shares of the Fund are exempt from Pennsylvania county personal property tax to the extent the portfolio securities consist of Pennsylvania state and municipal obligations or qualifying obligations of the United States and its agencies and instrumentalities on the annual assessment date. It should be noted, however, that at present, Pennsylvania counties generally have stopped assessing personal property taxes. This is due, in part, to ongoing litigation challenging the validity of the tax.

Shareholders of the Fund will receive notification from the Fund annually as to the taxability of such distributions in Pennsylvania.

New Jersey Fund
Any distributions paid by the Fund that are properly attributable to income or net capital gains from New Jersey state and municipal obligations or obligations of the United States and certain of its territories, agencies and instrumentalities will be exempt from the New Jersey gross income tax (the interest on which is exempt from state taxation under the laws of the state of New Jersey or the United States).

Gains resulting from the redemption or sale of shares of the Fund will also be exempt from New Jersey gross income tax.

Tax-Free New Jersey Fund has qualified and will continue to qualify as a "qualified investment fund" under the New Jersey gross income tax law except when investing for defensive purposes under certain circumstances. This qualification is described more fully in the Statement of Additional Information. The exemptions described above are effective as long as the Fund remains a "qualified investment fund." If the Fund fails to be a qualified investment fund, none of its distributions for the entire taxable year will qualify for tax-exempt status under New Jersey law.

Ohio Fund

Any distributions paid by the Fund that are properly attributable to interest on obligations issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof (Ohio Obligations) are exempt from
o Ohio personal income tax, and
o school district and municipal income taxes in Ohio provided that the Fund continues to qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied.

All distributions received from the Fund are excluded from the net income base of the Ohio corporation franchise tax to the extent that they (a) are properly attributable to interest on Ohio Obligations, or (b) represent exempt-interest dividends for federal income tax purposes. Fund shares will be included in a shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

Capital gains distributions from the Fund will be exempt from Ohio personal income tax and school district and municipal income taxes in Ohio and will be excluded from the net income base of the Ohio corporation franchise tax provided that such distributions are properly attributable to profits made on the Fund's sale, exchange or other disposition of Ohio Obligations.

Distributions properly attributable to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States or obligations of Puerto Rico, the Virgin Islands, or Guam or their authorities or instrumentalities (the interest on which is exempt from state income taxes under the laws of the United States) will also be exempt from Ohio personal income tax and school district and municipal income taxes in Ohio. Distributions properly attributable to interest on obligations of U.S. territories (for example Puerto Rico) will also be excluded from the net income base of the Ohio corporation franchise tax provided that such interest is excluded from gross income for federal income tax purposes.

Certain management considerations


Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights


The Financial highlights table is intended to help you understand each Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------------------------------------------------------------------------
                                                 Tax-Free Pennsylvania Fund A Class           Tax-Free Pennsylvania Fund B Class
                                                          Year Ended 2/28                                Year Ended 2/28

                                             1999       1998       1997        1996      1995     1999      1998      1997     1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $8.420     $8.240     $8.460      $8.180    $8.610   $8.420     8.240     8.460    8.180

Income from investment operations
Net investment income                       0.415      0.430      0.456       0.476     0.494    0.348     0.370     0.390    0.408
Net realized and unrealized gain (loss)
      on investments                       (0.034)     0.193    (0.105)       0.330   (0.430)   (0.034)    0.193    (0.105)   0.330
                                         --------   --------   --------  ----------  --------  -------   -------   -------  -------
Total from investment operations            0.381      0.623      0.351       0.806     0.064    0.314     0.563     0.285    0.738
                                         --------   --------   --------  ----------  --------  -------   -------   -------  -------

Less dividends and distributions
Dividends from net investment income       (0.415)    (0.430)    (0.456)     (0.476)   (0.494)  (0.348)   (0.370)   (0.390)  (0.408)
Distributions from net realized gain
      on investments                       (0.096)    (0.013)    (0.115)     (0.050)     none   (0.096)   (0.013)   (0.115)  (0.050)
                                         --------   --------   --------  ----------  --------  -------   -------   -------  -------
Total dividends and distributions          (0.511)    (0.443)    (0.571)     (0.526)   (0.494)  (0.444)   (0.383)   (0.505)  (0.458)
                                         --------   --------   --------  ----------  --------  -------   -------   -------  -------
Net asset value, end of period             $8.290     $8.420     $8.240      $8.460    $8.180   $8.290    $8.420    $8.240   $8.460
                                         ========   ========   ========  ==========  ========  =======   =======   =======  =======

Total return(2)                             4.64%      7.78%      4.35%      10.08%     0.91%    3.81%     6.92%     3.52%    9.19%

Ratios and supplemental data
Net assets, end of period (000 omitted)  $871,740   $917,364   $954,258  $1,002,888  $976,313  $42,994   $37,631   $31,644  $20,861
Ratio of expenses to average net assets     0.95%      0.94%      0.91%       0.90%     0.90%    1.75%     1.74%     1.71%    1.71%
Ratio of net investment income
      to average net assets                 4.96%      5.20%      5.52%       5.67%     6.03%    4.16%     4.40%     4.72%    4.86%
Portfolio turnover                            41%        32%        27%         25%       18%      41%       32%       27%      25%
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED]

-------------------------------------------------------------------------------------------
                                            Period   Tax-Free Pennsylvania      Period
                                           5/2/941       Fund C Class           11/29/95(1)
                                           through      Year Ended 2/28         through
                                           2/28/95      1999     1998     1997   2/28/96
-------------------------------------------------------------------------------------------
Net asset value, beginning of period         8.310     8.420    8.240    8.460     8.510

Income from investment operations
Net investment income                        0.353     0.355    0.364    0.390     0.102
Net realized and unrealized gain (loss)
      on investments                        (0.130)   (0.034)    0193   (0.105)     none
                                           -------    ------   ------   ------      ----
Total from investment operations             0.223     0.321    0.557    0.285     0.102
                                           -------    ------   ------   ------      ----

Less dividends and distributions
Dividends from net investment income        (0.353)   (0.355)  (0.364)  (0.390)   (0.102)
Distributions from net realized gain
      on investments                          none    (0.096)  (0.013)  (0.115)   (0.050)
                                           -------    ------   ------   ------      ----
Total dividends and distributions           (0.353)   (0.451)  (0.377)  (0.505)   (0.152)
                                           -------    ------   ------   ------      ----
Net asset value, end of period              $8.180    $8.290   $8.420   $8.240    $8.460
                                           =======    ======   ======   ======      ====

Total return(2)                              2.79%     3.81%    6.92%    3.52%     1.19%

Ratios and supplemental data
Net assets, end of period (000 omitted)    $10,239    $3,963   $2,569   $1,181      $123
Ratio of expenses to average net assets      1.73%     1.75%    1.74%    1.71%     1.71%
Ratio of net investment income
      to average net assets                  5.20%     4.16%    4.40%    4.72%     4.86%
Portfolio turnover                             18%       41%      32%      27%       25%
-------------------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions of net asset value and does not reflect the impact of a sales charge.

---------------------------------------------------------------------------------------------------------------------------
                                                  Tax-Free       Tax-Free        Tax-Free         Tax-Free        Tax-Free
                                                New Jersey     New Jersey      New Jersey       New Jersey      New Jersey
                                              Fund A Class   Fund A Class    Fund B Class     Fund B Class    Fund C Class
                                           ---------------- -------------- --------------- ---------------- ---------------
                                                                   Period                           Period
                                                                  9/2/97(1)    Year Ended           9/2/97
                                           Year Ended 2/28        through            2/28          through      Year Ended
                                                      1999        2/28/98            1999         2/28/98(1)   2/28/98(1)(4)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $5.700         $5.500          $5.700           $5.500          $5.700

Income from investment operations
Net investment income                                0.256          0.115           0.213            0.069           0.213
Net realized and unrealized gain
      on investments                                 0.075          0.200           0.075            0.200           0.075
                                                     -----          -----           -----            -----           -----
Total from investment operations                     0.331          0.315           0.288            0.269           0.288
                                                     -----          -----           -----            -----           -----

Less dividends and distributions
Dividends from net investment income               (0.256)        (0.115)         (0.213)          (0.069)         (0.213)
Distributions from realized gain on                (0.025)          none          (0.025)             none         (0.025)
                                                   -------        -------         -------             ----         -------
investments
Total dividends and distributions                  (0.281)        (0.115)         (0.238)          (0.069)         (0.238)
                                                   -------        -------         -------          -------         -------
Net asset value, end of period                      $5.750         $5.700          $5.750           $5.700          $5.750
                                                    ======         ======          ======           ======          ======

Total return(2)(3)                                   5.93%          5.77%           5.14%            4.90%           5.14%

Ratios and supplemental data
Net assets, end of period (000 omitted)             $2,052         $1,141          $1,680             $146            $171
Ratio of expenses to average net assets              0.50%          0.88%           1.25%            1.56%           1.25%
Ratio of expenses to average net assets
prior to expense limitation and
expenses paid indirectly                             1.75%          1.93%           2.50%            2.61%           2.50%
Ratio of net investment income
to average net assets                                4.42%          4.23%           3.67%            3.63%           3.67%
Ratio of net investment income
to average net assets prior to expense
limitation and expenses paid indirectly              3.17%          3.18%           2.42%            2.58%           2.42%
Portfolio turnover                                      0%            47%              0%              47%              0%
---------------------------------------------------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Total investment return reflects the voluntary waiver and payment of fees by the manager.
(4) Shares of the Tax-Free New Jersey Fund C Class were initially offered on September 2, 1997. On October 20, 1997 the C Class sold shares which were subsequently repurchased, leaving a balance of 1 share, which is the initial seed purchase, as of February 28, 1998. This shareholder data is not being disclosed because the data is not believed to be meaningful.

------------------------------------------ ---------------- -------------- --------------- ----------------
                                                  Tax-Free       Tax-Free        Tax-Free         Tax-Free
                                                 Ohio Fund      Ohio Fund       Ohio Fund        Ohio Fund
                                                   A Class        A Class         B Class          C Class
                                           ---------------- -------------- --------------- ----------------
                                                                   Period
                                                                  9/3/971
                                           Year Ended 2/28        through      Year Ended       Year Ended
                                                      1999        2/28/98     2/28/98(1)(4)    2/28/98(1)(4)
------------------------------------------ ---------------- -------------- --------------- ----------------
Net asset value, beginning of period                $5.730         $5.500          $5.690           $5.690

Income from investment operations
Net investment income                                0.272          0.120           0.231            0.231
Net realized and unrealized gain
      on investments                                 0.013          0.230           0.053            0.053
                                                     -----          -----           -----            -----
Total from investment operations                     0.285          0.350           0.284            0.284
                                                     -----          -----           -----            -----

Less dividends and distributions
Dividends from net investment income               (0.272)        (0.120)         (0.231)          (0.231)
Distribution from net realized gain on
investments                                        (0.093)          none          (0.093)          (0.093)
Total dividends and distributions                  (0.365)        (0.120)         (0.324)          (0.324)
                                                   -------        -------         -------          -------
Net asset value, end of period                      $5.650         $5.730          $5.650           $5.650
                                                    ======         ======          ======           ======

Total return(2)(3)                                   5.12%          6.41%           4.37%            4.37%

Ratios and supplemental data
Net assets, end of period (000 omitted)             $1,422         $1,201             $80              $16
Ratio of expenses to average net assets              0.50%          0.88%           1.25%            1.25%
Ratio of expenses to average net assets
prior to expense limitation and fees
paid indirectly                                      1.86%          1.93%           2.61%            2.61%
Ratio of net investment income
to average net assets                                4.75%          4.38%           4.00%            4.00%
Ratio of net investment income
to average net assets prior to expense
limitation and fees paid indirectly                  3.39%          3.33%           2.64%            2.64%
Portfolio turnover                                     45%            66%             45%              45%
------------------------------------------ ---------------- -------------- --------------- ----------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Total investment return reflects the voluntary waiver and payment of fees by the manager.
(4) Shares of the Tax-Free Ohio Fund B and C Classes were initially offered on September 2, 1997. For the period September 2, 1997 through February 28, 1998, there was no shareholder activity besides the initial seed purchase of 1 share. This shareholder data is not being disclosed because the data is not believed to be meaningful.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.


Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Municipal Bond Index
An index that includes approximately 15,000 bonds. To be included in the index a municipal bond must have the following criteria: a minimum credit rating of at lease Baa; has been part of a deal of at least $50 million; been issued within the last 5 years; and has a maturity of at least 2 years. Bonds subject to the Alternative Minimum Tax are excluded. Bonds with floating or zero coupons are also excluded.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.


Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Tax-Free Pennsylvania Fund
Tax-Free New Jersey Fund
Tax-Free Ohio Fund


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawarefunds.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor fund information; literature; price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2715

--------------------------------------------------------------------------------
Fund name                                   CUSIP number          NASDAQ symbol
--------------------------------------------------------------------------------
Tax-Free Pennsylvania Fund A Class          233216100             DELIX
--------------------------------------------------------------------------------
Tax-Free Pennsylvania Fund B Class          233216209             DPTBX
--------------------------------------------------------------------------------
Tax-Free Pennsylvania Fund C Class          233216308             DPTCX
--------------------------------------------------------------------------------
Tax-Free New Jersey Fund A Class            24609H107             DPJAX
--------------------------------------------------------------------------------
Tax-Free New Jersey Fund B Class            24609H206             DPJBX
--------------------------------------------------------------------------------
Tax-Free New Jersey Fund C Class            24069H305             DPJCX
--------------------------------------------------------------------------------
Tax-Free Ohio Fund A Class                  24609H404             DPOAX
--------------------------------------------------------------------------------
Tax-Free Ohio Fund B Class                  24609H503             DPOBX
--------------------------------------------------------------------------------
Tax-Free Ohio Fund Class                    24609H602             DPOCX
--------------------------------------------------------------------------------


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 29, 1999

                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
                           TAX-FREE PENNSYLVANIA FUND
                            TAX-FREE NEW JERSEY FUND
                               TAX-FREE OHIO FUND

                               1818 Market Street
                             Philadelphia, PA 19103

                 For Prospectus, Performance and Information on
                   Existing Accounts of Class A Shares, Class
                          B Shares and Class C Shares:
                             Nationwide 800-523-1918

                                Dealer Services:
                  (BROKER/DEALERS ONLY) Nationwide 800-362-7500

         Delaware Group State Tax-Free Income Trust (the "Trust") is a professionally-managed mutual fund of the series type which currently offers three series of shares: Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund (individually, a "Fund", and collectively, the "Funds").

         Each Fund offers three retail classes: Class A Shares, Class B Shares and Class C Shares (individually, a "Class" and collectively, the "Fund Classes").

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated April 29, 1999, as it may be amended from time to time. Part B should be read in conjunction with the Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Class may be obtained by writing or calling your investment dealer or by contacting each Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS


Cover Page                                                                     1
Investment Objectives and Policies                                             3
Performance Information
Trading Practices and Brokerage
Purchasing Shares
Investment Plans
Determining Offering Price and Net Asset Value
Redemption and Repurchase
Dividends and Distributions
Taxes
Investment Management Agreements
Officers and Trustees
Exchange Privilege
General Information
Appendix A--Investing in Pennsylvania, New Jersey and Ohio Tax-Exempt
 Obligations
Financial Statements

INVESTMENT OBJECTIVES AND POLICIES

         Pennsylvania Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Pennsylvania state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in Pennsylvania tax-exempt debt obligations which are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc. (formerly Fitch Investor Service, Inc.) ("Fitch") at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         New Jersey Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain New Jersey state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the State of New Jersey its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain New Jersey state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in New Jersey tax-exempt debt obligations which are rated by S&P, Moody's or Fitch at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         Ohio Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Ohio state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the State of Ohio, its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Ohio state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in Ohio tax-exempt debt obligations which are rated by S&P, Moody's or Fitch at the time of purchase as being within their top four grades, or which are unrated but considered by the Manager to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         See Appendix A - Description of Ratings in the Prospectus for a description of S&P, Moody's and Fitch ratings.

         Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Funds may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental user.

         Each Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that Pennsylvania Fund has no more than 10% and New Jersey Fund and Ohio Fund each has no more than 15% of its net assets in illiquid securities.

         Each Fund may also invest in "when-issued securities" for which a Fund will maintain a segregated account containing cash or high-grade debt obligations which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of transaction. During this period between the date of commitment and the date of delivery, a Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This would result in a Fund having unrealized appreciation or depreciation which would affect the net asset value of its shares.

         Each Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. From time to time, a Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. Each Fund may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) but generally does not intend to invest more than 5% of its net assets in these instruments. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

         Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities.

         The principal risk to which a Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of the investment manager. In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. The Fund will invest in both types.

         Each Fund is registered as a nondiversified investment company. Each Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because each Fund may invest its assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Fund were fully diversified. In the event a Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer encounters difficulties in satisfying its financial obligations. Each Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities.

         Each Fund will invest in securities for income earnings rather than trading for profit. A Fund will not vary portfolio investments, except to:

         1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

         2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

         3. reinvest the earnings from securities in like securities; or

         4. defray normal administrative expenses.

Investment Restrictions
         Pennsylvania Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Purchase securities other than municipal bonds and taxable short-term investments as defined above.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3. Sell securities short.

         4. Write or purchase put or call options.

         5. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group; nor invest more than 10% of the value of the Fund's net assets in illiquid assets.

          6. Purchase or sell commodities or commodity contracts.

          7. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal bonds secured by real estate or interests therein.

          8. Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes the purchase of a portion of debt securities which is part of an issue to the public shall not be considered the making of a loan. Not more than 10% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days.

          9. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

         10. Invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to Pennsylvania Tax-Exempt Securities
         Pennsylvania Fund concentrates its investments in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Pennsylvania tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the Commonwealth of Pennsylvania.

         New Jersey Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Purchase securities other than municipal bonds and taxable short-term investments.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3. Make short sales of securities, or purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

         4. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group;

         5. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans.

         6. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

         7. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, or in accordance with the limitations contained in the 1940 Act.

         8. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. As a matter of non-fundamental policy, no more than 15% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days, or invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to New Jersey Tax-Exempt Securities
         New Jersey Fund concentrates its investments in the State of New Jersey. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect New Jersey tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of New Jersey.

         Ohio Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Purchase securities other than municipal bonds and taxable short-term investments.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3. Make short sales of securities, or purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

         4. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group.

         5. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans.

         6. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

         7. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, or in accordance with the limitations contained in the 1940 Act.

         8. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. As a matter of non-fundamental policy, no more than 15% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days, or invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to Ohio Tax-Exempt Securities
         Ohio Fund concentrates its investments in the State of Ohio. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Ohio tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of Ohio.

Repurchase Agreements
         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except under some circumstances to invest cash balances.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 100% of the repurchase price, including the portion representing that Fund's yield under such agreements which is monitored on a daily basis.

Municipal Bonds
         The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations and rating of the issue. The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Private Purpose Bonds

         The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

         Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of Fund distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

Municipal Bond Insurance
         The practice has developed among municipal issuers of having their issues insured by various companies. In particular, the Municipal Bond Insurance Association ("MBIA") and its affiliate, Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"),

Financial Security Assurance ("FSA") and the AMBAC Indemnity Corporation ("AMBAC") are presently insuring a great many issues. It is expected that other insurance associations or companies will enter this field, and that a substantial portion of municipal bond issues available for investment by companies such as the Fund will be insured. Accordingly, from time to time a substantial portion of a Fund's assets may be invested in municipal bonds insured as to payment of principal and interest when due by a single insurance company. The Manager will review the creditworthiness of the issuer and its ability to meet its obligations to pay interest and repay principal and not the creditworthiness of the private insurer. However, since insured obligations are typically rated in the top grades by Moody's, S&P and Fitch, most insured obligations will qualify for investment under each Fund's ratings standards discussed above. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. The Fund believes such investments are consistent with its fundamental investment policies and restrictions.

Municipal Leases
         As stated in the Prospectus, a portion of each Fund's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Each Fund will invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch, or in unrated COPs believed to be of comparable quality.

         Each Fund follows certain guidelines to determine whether the COPs held in a Fund's portfolio constitute liquid investments. These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal securities market for the Fund both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.

Options--New Jersey Fund and Ohio Fund
         New Jersey Fund and Ohio Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

         A. Covered Call Writing - A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. There is no percentage limitation on writing covered call options.

         The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. The disadvantage is that if the security rises in value the Fund will lose the appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         Call options will be written only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell. Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Call Options - New Jersey Fund and Ohio Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that a Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would be required to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to a Fund.

         C. Secured Put Writing - A put option gives the purchaser of the option the right to sell, and the writer, in this case a Fund, the obligation to buy the underlying security at the exercise price during the option period. During the option period, the writer of a put option may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. In this event, the exercise price will usually exceed the then-market value of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The operation of put options in other respects is substantially identical to that of call options. Premiums on outstanding put options written or purchased by a Fund may not exceed 2% of its total assets.

         The advantage to a Fund of writing such options is that it receives premium income. The disadvantage is that a Fund may have to purchase securities at higher prices than the current market price when the put is exercised.

         Put options will be written only on a secured basis, which means that a Fund will maintain in a segregated account with its Custodian Bank, (Bankers Trust Company for Pennsylvania Fund and The Chase Manhattan Bank for New Jersey Fund and Ohio Fund), cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         D. Purchasing Put Options - New Jersey Fund and Ohio Fund may purchase put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest income on the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

Futures--New Jersey Fund and Ohio Fund
         New Jersey Fund and Ohio Fund may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by that Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at New Jersey Fund's and Ohio Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by a Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         A Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts for a Fund, which consists of a substantial number of municipal securities, is to protect a Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of municipal securities which a Fund intends to purchase.

         To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase.

         If a put or call option a Fund has written is exercised, that Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge that Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, a Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Variable or Floating Rate Demand Notes--New Jersey Fund and Ohio Fund
         Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments a Fund will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Board. If the quality of any VRDN falls below the quality level required by the Board and any applicable rules adopted by the SEC, a Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of a Fund and its shareholders.

Zero-Coupon Bonds
         New Jersey Fund and Ohio Fund may invest in zero-coupon and payment-in-kind bonds. Zero-coupon bonds do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Since a Fund must distribute at least 90% of its investment income each year, in order to maintain its desired tax treatment, the Fund may be required to borrow or to liquidate portfolio securities in order to distribute income which has been attributed to zero-coupon bonds but which the Fund has not yet received. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Derivative Tax Exempt Obligations
         New Jersey Fund and Ohio Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates that evidence ownership of future interest payments, principal payments or both on certain tax exempt securities. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues the receipts or certificates that evidence ownership. Although a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert such rights through the custodian bank. Thus, in the event of a default, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.

         In addition, if the trust or custodial account in which the underlying security had been deposited is determined to be a taxable entity, it would be subject to state income tax on the income earned on the underlying security. Furthermore, amounts paid by the trust or custodial account to a Fund would become taxable in the hands of the Fund and its shareholders. However, a Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. Also, it is possible that a portion of the discount at which a Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                        n
                                 P(1 + T) = ERV

            Where:  P  =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                    T  =  average annual total return;

                    n  =  number of years;

                  ERV  =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return.

         The performance of Class A Shares, as shown below, is the average annual total return quotations of Pennsylvania Fund and aggregate total return quotations for New Jersey Fund and Ohio Fund through February 28, 1999. The average annual total return (and, as applicable, aggregate total return) for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% paid on the purchase of shares. The average annual total return (and, as applicable, aggregate total return) for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge.

         The performance of Class B Shares and Class C Shares, as shown below, is the average annual total return quotations for Pennsylvania Fund and the aggregate total return quotations for New Jersey Fund through February 28, 1999. The average annual total return (and, as applicable, aggregate total return) for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would have been paid if the shares were redeemed at February 28, 1998. The average annual total return (and, as applicable, aggregate total return) for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at February 28, 1999 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

Average Annual Total Return



-----------------------------------------------------------------------------------------------------------------------
Tax-Free                   Class A (1)     Class A (1)      Class B          Class B           Class C     Class C
PA Fund                    at offer(2)     at NAV           including CDSC   excluding CDSC    including   excluding
                           (Inception      (Inception       (Inception       (Inception        CDSC        CDSC
                           3/23/77)        3/23/77)         5/2/94)          5/2/94)           (Inception  (Inception
                                                                                               11/29/95)   11/29/95)
-----------------------------------------------------------------------------------------------------------------------
1 year ended
2/28/99                     0.70%            4.64%           (0.13%)           3.81%            2.83%         3.81%
-----------------------------------------------------------------------------------------------------------------------
3 years ended
2/28/99                     4.24%            5.58%            3.84%            4.74%            4.74%         4.74%
-----------------------------------------------------------------------------------------------------------------------
5 years ended
2/28/99                     4.69%            5.50%              N/A              N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------------------
10 years ended
2/28/99                     6.89%            7.30%              N/A              N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------------------
15 years ended
2/28/99                     8.25%            8.53%              N/A              N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------------------
Life of Fund                6.42%            6.61%            5.07%            5.41%            4.74%         4.74%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Tax-Free New               Class A         Class A          Class B          Class B           Class C     Class C
Jersey  Fund(3)            at offer        at NAV           including CDSC   excluding CDSC    including   excluding
                           (Inception      (Inception       (Inception       (Inception        CDSC        CDSC
                           9/2/97)         9/2/97)          9/2/97)          9/2/97)           (Inception  (Inception
                                                                                               9/2/97)     9/2/97)
-----------------------------------------------------------------------------------------------------------------------
1 year ended
2/28/99                     1.99%            5.93%            1.14%            5.14%            4.14%         5.14%
-----------------------------------------------------------------------------------------------------------------------
Life of Fund                5.23%            7.91%            4.17%            6.78%            6.45%         6.45%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Tax-Free Ohio              Class A         Class A          Class B          Class B           Class C     Class C
Fund(3)                    at offer        at NAV           including CDSC   excluding CDSC    including   excluding
                           (Inception      (Inception       (Inception       (Inception        CDSC        CDSC
                           9/2/97)         9/2/97)          9/2/97)          9/2/97)           (Inception  (Inception
                                                                                               9/2/97)     9/2/97)
-----------------------------------------------------------------------------------------------------------------------
1 year ended
2/28/99                     1.23%            5.12%            0.43%            4.37%            3.38%         4.37%
-----------------------------------------------------------------------------------------------------------------------
Life of Fund                5.12%            7.79%            3.15%            5.78%            5.79%         5.79%
-----------------------------------------------------------------------------------------------------------------------



(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) Total return reflects voluntary expense caps in effect for the Fund. Returns would be lower without the caps. See Investment Management Agreements.

         Each Fund may also quote its current yield for each Class in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:


                                      a--b         6
                         YIELD = 2[(-------- + 1) -- 1]
                                       cd

             Where:  a   =   dividends and interest earned during the period;

                     b   =   expenses accrued for the period (net of
                             reimbursements);

                     c   =   the average daily number of shares outstanding
                             during the period that were entitled to receive dividends;

                     d   =   the maximum offering price per share on the last
                             day of the period.

         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The yields of Class A Shares, Class B Shares and Class C Shares of each Fund as of February 28, 1999 using this formula were as follows:



                                       Class A Shares       Class B Shares        Class C Shares
             Pennsylvania Fund              3.52%                2.85%                2.85%
             New Jersey Fund                4.13%                3.52%                3.52%
             Ohio Fund                      4.48%                3.91%                3.91%


         Yield calculations assume the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields for Tax-Free New Jersey Fund and Tax-Free Ohio Fund reflect the voluntary waiver and payment of fees by the Manager. Actual yield may be affected by variations in sales charges on investments.

         Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Fund in the future.

         Each Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield.
For the 30-day period ended February 28, 1999, the tax-equivalent yield, assuming a federal income tax rate of 31%, of Class A Shares, Class B Shares and Class C Shares of each Fund was as follows:



                                       Class A Shares       Class B Shares        Class C Shares
             Pennsylvania Fund              3.21%                2.54%                2.54%
             New Jersey Fund                3.82%                3.21%                3.21%
             Ohio Fund                      4.17%                3.60%                3.60%



         These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. The yields for Tax-Free New Jersey Fund and Tax-Free Ohio Fund reflect the voluntary waiver and payment of fees by the

Manager. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.

         Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

         From time to time, each Fund may also quote its Classes' actual total return and/or yield performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. Each Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         A Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills.

From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of that Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of that Fund in newspapers and periodicals. Materials may also include discussions of other Fund products and services.

         Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. Each Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of the Funds through February 28, 1999. Comparative information on the Consumer Price Index is also included. For these purposes, the calculations reflect maximum sales charges, if any, and assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares as shown below, reflects maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact on any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.

Cumulative Total Return



-----------------------------------------------------------------------------------------------------------------------
Tax-Free PA Fund           Class A (1)     Class A (1)      Class B          Class B           Class C     Class C
                           at offer(2)     at NAV           including CDSC   excluding CDSC    including   excluding
                           (Inception      (Inception       (Inception       (Inception        CDSC        CDSC
                           3/23/77)        3/23/77)         5/2/94)          5/2/94)           (Inception  (Inception
                                                                                               11/29/95)   11/29/95)
-----------------------------------------------------------------------------------------------------------------------
3 months ended
2/28/99                    (3.11%)           0.61%           (3.56%)          (0.41%)           0.58%         0.41%
-----------------------------------------------------------------------------------------------------------------------
6 months ended
2/28/99                    (2.17%)           1.67%           (2.68%)           1.27%            0.28%         1.27%
-----------------------------------------------------------------------------------------------------------------------
9 months ended
2/28/99                    (0.46%)           3.45%           (1.11%)           2.83%            1.85%         2.83%
-----------------------------------------------------------------------------------------------------------------------
1 year ended
2/28/99                     0.70%            4.64%           (0.13%)           3.81%            2.83%         3.81%
-----------------------------------------------------------------------------------------------------------------------
3 years ended
2/28/99                    13.27%           17.69%           11.97%           14.91%           14.91%        14.91%
-----------------------------------------------------------------------------------------------------------------------
5 years ended
2/28/99                    25.76%           30.72%              N/A              N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------------------
10 years ended
2/28/99                    94.77%          102.36%              N/A              N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------------------
15 years ended
2/28/99                   228.32%          241.23%              N/A              N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------------------
Life of Fund              291.80%          306.97%           26.97%           28.97%           16.28%        16.28%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

Tax-Free New               Class A         Class A          Class B          Class B           Class C     Class C
Jersey  Fund(3)            at offer        at NAV           including CDSC   excluding CDSC    including   excluding
                           (Inception      (Inception       (Inception       (Inception        CDSC        CDSC
                           9/2/97)         9/2/97)          9/2/97)          9/2/97)           (Inception  (Inception
                                                                                               9/2/97)     9/2/97)
-----------------------------------------------------------------------------------------------------------------------
3 months ended
2/28/99                    (3.61%)           0.21%           (3.84%)           0.03%           (0.97%)       (0.03%)
-----------------------------------------------------------------------------------------------------------------------
6 months ended
2/28/99                    (1.92%)           1.82%           (2.55%)           1.44%            0.44%         1.44%
-----------------------------------------------------------------------------------------------------------------------
9 months ended
2/28/99                     0.28%            4.13%           (0.45%)           3.55%            2.55%         3.55%
-----------------------------------------------------------------------------------------------------------------------
1 year ended
2/28/99                     1.99%            5.93%            1.14%            5.14%            4.14%         5.14%
-----------------------------------------------------------------------------------------------------------------------
Life of Fund
                            5.23%            7.91%            4.17%            6.78%            6.15%         6.15%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

Tax-Free Ohio              Class A         Class A          Class B          Class B           Class C     Class C
Fund(3)                    at offer        at NAV           including CDSC   excluding CDSC    including   excluding
                           (Inception      (Inception       (Inception       (Inception        CDSC        CDSC
                           9/2/97)         9/2/97)          9/2/97)          9/2/97)           (Inception  (Inception
                                                                                               9/2/97)     9/2/97)
-----------------------------------------------------------------------------------------------------------------------
3 months ended
2/28/99                    (2.62%)           1.17%           (3.19%)           0.81%           (0.01%)        0.99%
-----------------------------------------------------------------------------------------------------------------------
6 months ended
2/28/99                    (1.95%)           1.80%           (3.14%)           0.79%            0.45%         1.43%
-----------------------------------------------------------------------------------------------------------------------
9 months ended
2/28/99                     0.18%            4.03%           (1.80%)           2.15%            2.47%         3.46%
-----------------------------------------------------------------------------------------------------------------------
1 year ended
2/28/99                     1.23%            5.12%            0.43%            4.37%            3.38%         4.37%
-----------------------------------------------------------------------------------------------------------------------
Life of Fund                5.12%            7.79%            3.15%            5.78%            5.79%         5.79%
-----------------------------------------------------------------------------------------------------------------------


(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) Total return reflects voluntary expense caps in effect for the Fund. Returns would be lower without the caps. See Investment Management Agreements.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds available from Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by such persons.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                           Investment             Price Per               Number of
                              Amount                Share              Shares Purchased
            Month 1           $100                 $10.00                     10
            Month 2           $100                 $12.50                      8
            Month 3           $100                  $5.00                     12
            Month 4           $100                 $10.00                     10
            ----------------------------------------------------------------------------
                              $400                 $37.50                     48

Total Amount Invested: $400
Total Number of Shares Purchased: 48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund available from Delaware Investments.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the past three fiscal years of Pennsylvania Fund, there were no brokerage commissions paid, and for the period ended February 28, 1999, there were no brokerage commissions paid for New Jersey Fund or Ohio Fund.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, a Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective. Portfolio transactions will be undertaken only to accomplish a Fund's objectives and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold: (1) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield; (2) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio; (3) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate; or
(4) when the Manager anticipates a decline in value due to market risk or credit risk. A Fund anticipates the portfolio turnover rate will ordinarily be less than 100%.

         During the past two fiscal years, each Fund's portfolio turnover rates were as follows:

                                            February 28

                                       1998            1999
         Pennsylvania Fund              32%             41%
         New Jersey Fund                47%*             0%
         Ohio Fund                      66%*            45%

*Annualized.

         Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

PURCHASING SHARES

       The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Trust or the Distributor.

       The minimum initial purchase is generally $1,000 for each Class. Subsequent purchases must generally be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner Service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

       Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Trust will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

       Selling dealers are responsible for transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

       Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

       The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

       Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 3.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

       Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

       Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

       Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application of any expenses under that Fund's 12b-1 Plans.

       Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
       The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.25% in the case of New Jersey Fund and Ohio
Fund) of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.25% in the case of New Jersey Fund and Ohio
Fund) of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

       The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

       For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1 for the Fund Classes.

       Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
       Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

       From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
       As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.25% in the case of New Jersey Fund and Ohio
Fund) of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio Fund pursuant to Board action) of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time.

         Effective June 1, 1992, the Board of Trustees has determined that the annual fee payable on a monthly basis for Class A Shares of Pennsylvania Fund, pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating Class A Shares' 12b-1 expense, such expense is a Class expense so that all such shareholders of the Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate per share. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan relating to Class A Shares will also increase (but will not exceed 0.30% of average daily net assets). In addition, the Board of Trustees set the fee for Class A Shares of New Jersey Fund and Ohio Fund at 0.25% of average daily net assets. While this describes the current basis for calculating the fees which will be payable under the Plans with respect to Class A Shares, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from the Classes. Subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Fund Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended February 28, 1999, payments from Class A Shares, Class B Shares and Class C Shares of each Fund were as follows:



------------------------------------------------------------------------------------------------------------------------------------

              Pennsylvania  Pennsylvania  Pennsylvania   New         New Jersey   New Jersey    Ohio Fund    Ohio Fund B   Ohio Fund
              Fund A Class  Fund B Class  Fund C Class   Jersey      Fund B       Fund B Class  A Class      Class         C Class
                                                         Fund A      Class
                                                         Class
------------------------------------------------------------------------------------------------------------------------------------
Advertising       $17,899         ---           ---         ---           ---          ---         ---         ---            ---
------------------------------------------------------------------------------------------------------------------------------------
Annual/Semi       $24,600         ---           ---        $541           ---          ---        $503         ---            ---
Annual Reports
------------------------------------------------------------------------------------------------------------------------------------
Broker Trails  $1,584,961     $98,123       $13,015        $575        $1,410         $160        $688         $49           $737
------------------------------------------------------------------------------------------------------------------------------------
Broker Sales          ---    $165,082       $10,303         ---        $2,155         $138        $300         $24            ---
Charges
------------------------------------------------------------------------------------------------------------------------------------
Dealer Service        ---         ---          $149         ---           ---          ---         ---         ---            ---
Expenses
------------------------------------------------------------------------------------------------------------------------------------
Interest on
Broker Sales          ---    $110,841          $293         ---        $1,674          $25         ---        $107             $9
Charges
------------------------------------------------------------------------------------------------------------------------------------
Commissions to
Wholesalers       $49,571                    $4,557      $1,338          $222         $129        $300         $24
                              $17,663
------------------------------------------------------------------------------------------------------------------------------------
Promotional-       $6,865      $2,093           $67         $57           ---          ---        $577         $45             $5
Broker Meetings
------------------------------------------------------------------------------------------------------------------------------------
Promotional-Other $17,422         ---           ---        $831           ---          ---      $1,293         ---            ---
------------------------------------------------------------------------------------------------------------------------------------
Prospectus        $14,779         ---           ---        $499           ---          ---         ---         ---            ---
Printing
------------------------------------------------------------------------------------------------------------------------------------
Telephone             ---         ---           ---         ---            $8          ---         ---         ---             $6
------------------------------------------------------------------------------------------------------------------------------------
Other              $3,995        $378        $1,921        $315           ---          $40        $445         ---            $22
------------------------------------------------------------------------------------------------------------------------------------
Total          $1,720,092    $394,180       $30,305      $4,156        $5,469         $492      $3,806        $390           $123
------------------------------------------------------------------------------------------------------------------------------------



Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

         The Trust must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the

Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds available from the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other funds in the Delaware Investments family (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other holdings of shares of funds in the Delaware Investments family.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund as well as shares of any other class of any of the funds in the Delaware Investments family which offer such classes (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Prospectus to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege

         Holders of Class A Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds available from the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value in effect on the payable date) and will be credited to the shareholder's account on that date. Confirmations of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to a Fund Class. Such purchases, which must meet the minimum subsequent purchase requirements stated in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail

         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

 Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares are effected at the net asset value per share next calculated by a Fund after receipt of the order by a Fund, its agent or other certain authorized persons. See Distribution and Service under Investment Management Agreements. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Trust's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of Fund shares outstanding. In determining a Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of a Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees are accrued daily.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Balanced Fund,
(4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee.

         Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code of 1986, as amended (the "Code")) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS, DISTRIBUTIONS AND TAXES

         Each Fund declares a dividend from net investment income to its shareholders on a daily basis. Dividends are declared each day the Funds are open and are paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Net investment income earned on days when the Funds are not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying a Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of a Fund. Each Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares at the net asset value in effect on the first business day after month end, unless the shareholder elects to receive them in cash. The Trust will mail a quarterly statement showing dividends paid and all the transactions made during the period.

         Each Class of a Fund will share proportionately in the investment income and expenses of that Fund, except that each Class will alone incur distribution fees under its 12b-1 Plan. See Plans Under Rule 12b-1.

         Dividends are automatically reinvested in additional shares at net asset value on the payable date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Pennsylvania Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and Pennsylvania income taxes and from certain Pennsylvania state and local taxes. New Jersey Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and New Jersey income taxes and from certain New Jersey state and local taxes. In addition, Ohio Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and Ohio income taxes and from certain Ohio state and local taxes. Information concerning the tax status of dividends and distributions will be mailed to shareholders annually, including what portion, if any, of a Fund's distribution is subject to the federal alternative minimum tax should that Fund invest in "private purpose" bonds.

TAXES

Federal Income Tax Aspects
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Distributions by a Fund representing net interest received on municipal bonds are considered tax-exempt and are not includable by shareholders in gross income for federal income tax purposes because the Fund intends to meet the requirements of the Code applicable to regulated investment companies distributing exempt-interest dividends. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax.

         For federal income tax purposes, portfolio securities of Pennsylvania Fund, New Jersey Fund and Ohio Fund had net unrealized appreciation at February 28, 1999 of $56,032,414, $47,820 and $27,421, respectively, on the basis of specific cost.

         Distributions representing net interest income received by a Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by that Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends-received by corporations. Distributions of long-term capital gains realized by a Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Statements as to the tax status of each investor's dividends or distributions will be mailed annually. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of a Fund.

         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of a Fund is not deductible.

         A Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of a Fund.

         Each Fund intends to use the "average annual" method of allocation in the event a Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of a Fund at any time during the year.

State and Local Taxes
         See Taxes in the Prospectus for a discussion of Pennsylvania, New Jersey and Ohio taxation. Shares of a Fund may be taxable for purposes of, as applicable, Pennsylvania, New Jersey or Ohio inheritance and estate tax.

         Shareholders of the Pennsylvania Fund who are residents of the City of Pittsburgh may be required to pay Pittsburgh School District and City personal property tax on their equitable interest of that portion of the assets of the Fund which are not exempt from such tax. However, since the Trust's inception, none of its assets have been liable for such tax.

         Distributions by a Fund may not be exempt from state or local income tax in states other than, as applicable, Pennsylvania, New Jersey or Ohio. Shareholders of each Fund are advised to consult their own tax adviser in this regard.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

INVESTMENT MANAGEMENT AGREEMENTS

          The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the Board of Directors of the Trust

         The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On February 28, 1999, the Manager and its affiliates within Delaware Investments, including the Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in the various institutional or separately managed (approximately $24,991,600,000) and investment company (approximately $18,553,930,000) accounts.

The Investment Management Agreement for Pennsylvania Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Investment Management Agreement for each of New Jersey Fund and Ohio Fund is dated September 2, 1997 and was approved by shareholders on August 29, 1997.

         The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days notice by the directors of the Trust or by the Manager. The Agreements will terminate automatically in the event of their assignment.

         New Jersey Fund's and Ohio Fund's Investment Management Agreements provide that each respective Fund shall pay the Manager a management fee equal to (on an annual basis) 0.55% on the first $500 million of average daily net assets of the Fund, 0.525% on the next $500 million and 0.50% on the average daily net assets in excess of $1 billion. Beginning January 22, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by New Jersey Fund and Ohio Fund and to pay certain of these Funds' expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Funds do not exceed 0.25% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 Plan expenses. The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by these Funds and to pay the expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Funds did not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 Plan expenses).

         Pennsylvania Fund's Investment Management Agreement provides that the Fund shall pay the Manager a management fee equal to (on an annual basis) 0.60% on the first $500 million of the Fund's average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees of the Fund.

         On February 28, 1999, the total net assets of the Trust were $924,117,343, broken down as follows:

                     Pennsylvania Fund              $918,696,887
                     New Jersey Fund                $3,902,902
                     Ohio Fund                      $1,517,554

         On February 28, 1998, the total net assets for each Fund and investment management fees paid for each Fund for the past three fiscal years were as follows:

-----------------------------------------------------------------------------------------------------------

Fund                           February 28, 1999            February 28, 1998           February 28, 1997
-----------------------------------------------------------------------------------------------------------

Pennsylvania Fund              $5,416,438 earned            $5,604,856 earned           $5,727,742 earned
                               $5,416,438 paid              $5,604,856 paid             $5,727,742 paid
                               $-0- waived                  $-0- waived                 $-0- waived
-----------------------------------------------------------------------------------------------------------

New Jersey Fund(1)             $12,630 earned               $3,235 earned               N/A
                               $-0- paid                    $-0- paid                   N/A
                               $12,630 waived               $3,235 waived               N/A
-----------------------------------------------------------------------------------------------------------

Ohio Fund(1)                   $7,534 earned                $2,856 earned               N/A
                               $-0- paid                    $-0- paid                   N/A
                               $7,534 waived                $2,856 waived               N/A
-----------------------------------------------------------------------------------------------------------



(1) Commenced operations on September 2, 1997.


         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Funds. The Manager pays the salaries of all trustees, officers and employees of each Fund who are affiliated with the Manager. Each Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor for Pennsylvania Fund under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national distributor for New Jersey Fund and Ohio Fund under separate Distribution Agreements dated September 2, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an amended and restated agreement dated September 2, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and trustees of the Trust hold identical positions in each of the other funds available from the Delaware Investments family. As of March 31, 1999, the Trust's officers and trustees, as a group, owned less than 1% of each of the Class A Shares, B Shares and C Shares of Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund.

         As of March 31, 1999, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares and Class C Shares of each Fund:

Class                            Name and Address of Account                           Share Amount      Percentage
-----                            ---------------------------                           ------------      ----------
Tax-Free Pennsylvania            Merrill Lynch, Pierce, Fenner & Smith
Fund Class A Shares              For the Sole Benefit of its Customers
                                 Attn: Fund Admin. Sec.
                                 4800 Dear Lake Drive East, 2nd Floor
                                 Jacksonville, FL 32246                                  6,218,237          5.93%

Tax-Free Pennsylvania            Merrill Lynch, Pierce, Fenner & Smith
Fund Class B Shares              For the Sole Benefit of its Customers
                                 Attn:  Fund Administration
                                 4800 Dear Lake Drive East, 2nd Floor
                                 Jacksonville, FL 32246                                    300,267          5.76%

Tax-Free Pennsylvania            Margaret M. Magreni
Fund Class C Shares              70 W. Manila Avenue
                                 Pittsburgh, PA 15220                                       60,944         13.06%

                                 The Mennonite Foundation, Inc.
                                 W&A Rosenberger
                                 P.O. Box 483
                                 Goshen, IL                                                 45,567          9.76%

                                 Joanne Stephano
                                 1152 Thrush Lane
                                 Norristown, PA 19403                                       45,403          9.73%

                                 David N. Arms and
                                 Janet E. Arms JT WROS
                                 2147 Deep Creek Road
                                 Perkiomenville, PA 18074                                   44,793          9.64%


Class                            Name and Address of Account                           Share Amount      Percentage
-----                            ---------------------------                           ------------      ----------
Tax-Free New Jersey              Lincoln National Life Insurance Co.
Fund Class A Shares              c/o Lincoln Investment Management, Inc.
                                 Attn: Carol A. Schmidt
                                 200 East Berry Street
                                 Fort Wayne, IN 46802                                       195,334          53.37%

                                 Daniel Murray
                                 Margaret Murray
                                 2526 Sparrowbush Lane
                                 Manasquan, NJ 08736                                         25,338           6.92%

Tax-Free New Jersey              Donaldson Lufkin Jenrette
Fund Class B Shares              Securities Corporation, Inc.
                                 P.O. Box 2052
                                 Jersey City, NJ 07303                                       48,837          14.01%

                                 First Clearing Corporation
                                 Theodore W. Gruber, Jr.
                                 P.O. Box 615
                                 Elmer, NJ                                                   44,909          12.88%

                                 John Schley
                                 Custody Account
                                 P.O. Box 181
                                 Whitehouse, NJ 08888                                        34,192           9.80%

                                 Summit Financial Services Group
                                 Beatrice T. Nucci
                                 One Bethlehem Plaza
                                 Bethlehem, PA 18018                                         30,932           8.87%

                                 Summit Financial Services Group
                                 Glenna Williams
                                 One Bethlehem Plaza
                                 Bethlehem, PA 18018                                         23,100           6.62%

                                 First Clearing Corporation
                                 John A. Lanckowski and
                                 Lillian Lanckowski
                                 4 Delford Drive
                                 North Cape May, NJ 08204                                    21,826           6.26%

                                 Stanley Kumer
                                 Sarita Kumer
                                 29 Quicksilver Court
                                 Lakewood, NJ 08701                                          19,916           5.71%

Class                            Name and Address of Account                           Share Amount      Percentage
-----                            ---------------------------                           ------------      ----------
Tax-Free New Jersey              Merrill Lynch Pierce Fenner & Smith
Fund Class B Shares              For the sole benefit of its customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Drive, 2nd Floor
                                 Jacksonville, FL 32246
                                                                                             18,104           5.19%


Tax-Free New Jersey              Merrill Lynch Pierce Fenner & Smith
Fund Class C Shares              For the sole benefit of its customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Drive, 2nd Floor
                                 Jacksonville, FL 32246                                       8,861          29.74%

                                 Renee Hackel
                                 Tod, Gerald, Steren, Kaufman, et al.
                                 2000 Linwood Avenue
                                 Fort Lee, NJ 07024                                           8,621          28.93%

                                 Paine Webber for the benefit of
                                 Robert C. Crosson as Trustee
                                 For Robert C. Crosson Trust
                                 312 Commodore Bay
                                 1100 Ocean Drive
                                 Avalon, NJ 08202                                             3,502          11.75%

                                 Paine Webber for the benefit of
                                 Ellen J. Crosson as Trustee
                                 For Ellen J. Crosson Trust
                                 312 Commodore Bay
                                 1100 Ocean Drive
                                 Avalon, NJ 08202                                             3,495          11.73%

                                 Paine Webber for the benefit of
                                 Sara P. Badger
                                 7 Crestview Drive
                                 Somers Point, NJ 08244                                       3,487          11.70%

                                 Robert V. Barnabet and
                                 Deborah G. Barnabet, JT WROS
                                 59 5th Avenue
                                 Maple Shade, NJ 08052                                        1,822           6.11%


Class                            Name and Address of Account                           Share Amount      Percentage
-----                            ---------------------------                           ------------      ----------
Tax-Free Ohio Fund               Lincoln National Life Insurance Company
Class A Shares                   c/o Lincoln Investment Management, Inc.
                                 Attn: Carol A. Schmidt
                                 200 East Berry Street                                      198,516          77.74%
                                 Fort Wayne, IN 46802

                                 David J. Littell and
                                 Mary Ann Littell JT WROS
                                 3804 Long Road                                              13,544           5.30%
                                 Avon, OH 44011

Tax-Free Ohio Fund               Brent W. Wright and
Class B Shares                   Irrevocable Trust of
                                 Mabel Jean Wright
                                 7676 Red Bank Road                                           5,360
                                 Westerville, OH 43082                                                       37.53%

                                 Catherine F. Peter                                           4,106
                                 2884 Grandin Road                                                           28.75%
                                 Cincinnati, OH 45208

                                 Susan S. Lecky                                               3,928
                                 5632 Vogel Road
                                 Cincinnati, OH 45239                                                        27.50%

                                 Jack R. Gasaway and                                            886
                                 Charlotte J. Gasaway JR WROS
                                 454 S. Beechgrove Road
                                 Wilmington, OH 45177                                                         6.20%

Tax-Free Ohio Fund               Richard M. Payne
Class C Shares                   1078 Cross Country Drive
                                 Worthington, OH 43235                                       15,426          84.77%

                                 First Clearing Corporation
                                 Melvin Strauss Rev. Tr.
                                 Melvin Strauss
                                 30601 Ainsworth Drive                                        2,769          15.21%
                                 Pepper Pike, OH 44124


         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of

Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. After Lincoln National's acquisition of DMH and the Manager, Lincoln National was operating two mutual fund complexes, Delaware Investments and Lincoln Advisor Funds, Inc. (the "Lincoln Funds"). The directors and management of both mutual fund complexes concluded that the extensive mutual fund experience and resources of Delaware Investments warranted the consolidation of Lincoln Funds into Delaware Investments. On May 3, 1996, the shareholders of the Lincoln Funds approved the Investment Management and Sub-Advisory Agreements and other matters giving effect to the restructuring of the Funds to integrate them into Delaware Investments. See Restructuring of the Funds in this Part B.

         Directors and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

* Jeffrey J. Nick (45)
       Chairman of the Board, President, Chief Executive Officer and Director and/or Trustee of the Trust, each of the other 33 investment companies in the Delaware Investments family, Delaware Management Business Trust, Delvoy, Inc., DMH Corp. and Founders Holdings, Inc.
       Chairman of the Board, Chief Executive Officer and Director of Delaware
                Management Company, Inc., Delaware Distributors, Inc., Delaware International Holdings Ltd., Delaware International Advisers Ltd.
       Chairman of the Board and Chief Executive Officer of Delaware Management
                Company (a series of Delaware Management Business Trust) Chairman of the Board and Director of Delaware Capital Management, Inc. Chairman of Delaware Investment Advisers (a series of Delaware Management
                Business Trust) and Delaware Distributors, L.P.
       President, Chief Executive Officer and Director of Delaware Management
                Holdings, Inc. and Retirement Financial Services, Inc.
       Director of Delaware Service Company, Inc.
       From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National
                UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.


----------------------
* Director affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.

*Wayne A. Stork (61)
         Director and/or Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family. Chairman and Director of Delaware Management Holdings, Inc.
         Prior to January 1, 1999, Mr. Stork was Chairman and Director and/or
                  Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family and Delaware Capital Management, Inc.; Chairman, President, Chief Executive Officer and Director of DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust; Chairman, President, Chief Executive Officer and Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer and Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd., Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.; President and Chief Executive Officer of Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director of Delaware Service Company, Inc. and Retirement Financial Services, Inc.
         In addition, during the five years prior to January 1, 1999, Mr.
                  Stork has served in various executive capacities at different times within the Delaware organization.


 Richard G. Unruh, Jr. (59)
         Executive Vice President and Chief Investment Officer, Equities of the
                  Trust, each of the other 33 investment companies in the Delaware Investments family and Delaware Management Company (a series of Delaware Management Business Trust)

         Executive Vice President and Director of Delaware Management Business
                  Trust

         Executive Vice President of Delaware Management Holdings, Inc. and
                  Delaware Capital Management, Inc.

         Executive Vice President/Chief Investment Officer, Equities and
                  Director of Delaware Management Company, Inc.

         Chief Executive Officer/Chief Investment Officer, Equities of
                  Delaware Investment Advisers (a series of Delaware Management Business Trust);

         Director of Delaware International Advisers Ltd. During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.


----------------------
* Director affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.

David K. Downes (59)
         Executive Vice President, Chief Operating Officer and Chief Financial
                  Officer of the Trust and each of the other 33 investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of DMH Corp, Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.;

         Executive Vice President, Chief Financial Officer, Chief Administrative
                  Officer and Trustee of Delaware Management Business Trust

         President, Chief Executive Officer, Chairman and Director of Delaware
                  Service Company, Inc.

         President, Chief Operating Officer, Chief Financial Officer and
                  Director of Delaware International Holdings Ltd. President and Director of Delaware Management Company, Inc. President of Delaware Management Company (a series of Delaware Management Business Trust)
         President, Chief Executive Officer and Director of Delaware Capital
                  Management, Inc.
         Chairman and Director of Retirement Financial Services, Inc.
         Chairman and Director of Delaware Management Trust Company
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Richard J. Flannery (41)
         Executive Vice President of the Trust and each of the other 33 investment companies in the Delaware Investments family Executive Vice President and General Counsel of Delaware Management
                  Holdings, Inc., Delaware Distributors, L.P., Delaware Capital Management, Inc., Delaware Service Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Founders CBO Corporation
         Executive Vice President/General Counsel and Director of DMH Corp.,
                  Delaware Management Company, Inc., Delaware Management Business Trust, Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware International Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc. and Delaware Management Trust Company
         Director of Delaware International Advisers Ltd.
         Director, HYPPCO Finance Company Ltd.
         During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (71)
         Director and/or Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family
         460 North Gulph Road, King of Prussia, PA 19406 Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (61)
         Director and/or Trustee of the Trust and 18 other investment companies in the Delaware Investments family.

         Partner, Complete Care Services.
         120 Gilbraltar Road, Horsham, PA 19044.

         Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (60)
         Director and/or Trustee of the Trust and each of the 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY  10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (58)
         Director and/or Trustee of the Trust and each of the other 33 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY  10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (78)
         Director and/or Trustee of the Trust each of the other 33 other investment companies in the Delaware Investments family City Hall, Philadelphia, PA 19107
         Philadelphia City Councilman


Thomas F. Madison (63)
         Director and/or Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
                  Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (73)
         Director and/or Trustee of the Trust and each of the other 33 investment companies in the Delaware Investments family
         P.O. Box 1102, Columbia, MD  21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

Jan L. Yeomans (50)
         Director and/or Trustee of the Trust and 25 other investment companies in the Delaware Investments family Building 220-13W-37, St. Paul, MN 55144
         Vice President and Treasurer, 3M Corporation.
         From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial
                  Markets for the 3M Corporation; Manager of
                  Benefit Fund Investments for the 3M Corporation, 1985-1987; Manager of Pension Funds for the 3M Corporation, 1983-1985; Consultant--Investment Technology Group of Chase Econometrics, 1982-1983; Consultant for Data Resources, 1980-1982; Programmer for the Federal Reserve Bank of Chicago, 1970-1974

George M. Chamberlain, Jr. (52)

         Senior Vice President, Secretary and General Counsel of the Trust and each of the other 33 investment companies in the Delaware Investments family
         Senior Vice President and Secretary of Delaware Distributors, L.P.,
                  Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust
         Senior Vice President, Secretary and Director of Founders Holdings,
                  Inc.
         Executive Vice President, Secretary and Director of Delaware Management
                  Trust Company
         Senior Vice President of Delaware International Holdings Ltd.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (49)
         Senior Vice President/Corporate Controller of the Trust and each of the other 33 investment companies in the Delaware Investments family
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc., Delaware International Holdings Ltd., Retirement Financial Services, Inc., Delvoy, Inc. and Delaware Management Business Trust
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (36)
         Senior Vice President and Treasurer of the Trust and each of the other 33 investment companies in the Delaware Investments family
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc. and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager, Investment Accounting of
                  Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Capital Management, Inc. and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Assistant Treasurer of Founders CBO
                  Corporation
         Senior Vice President and Manager of Investment Accounting of
                  Delaware International Holdings Ltd.

Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended February 28, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of February 28, 1999. Only the independent directors of the Trust receive compensation from the Trust.




---------------------------------------------------------------------------------------------------------------------

                                                                                                Total Compensation
                                                    Pension Retiremnt                              from Delaware
                                 Aggregate         Benefits Accrued as     Estimated Annual         Investments
                             Compensation from        Part of Trust         Benefits Upon           Investment
                                 the Trust              Expenses            Retirement(1)          Companies(2)
---------------------------------------------------------------------------------------------------------------------

Walter B. Babich                   $3,149                 None                  $38,500               $65,420
--------------------------------------------------------------------------------------------------------------------
John H. Durham(3)                  $2,590                 None                  $31,180               $40,217
--------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                   $3,149                 None                  $38,500               $65,420
--------------------------------------------------------------------------------------------------------------------
Ann R. Leven                       $3,205                 None                  $38,500               $66,465
--------------------------------------------------------------------------------------------------------------------
W. Thacher Longstreth              $2,864                 None                  $38,500               $60,419
--------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                  $3,075                 None                  $38,500               $64,170
--------------------------------------------------------------------------------------------------------------------
Charles E. Peck                    $2,864                 None                  $38,500               $60,419
---------------------------------------------------------------------------------------------------------------------


(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of October 31, 1998 he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,180 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(3) John H. Durham joined the Board of Directors of the Trust and 18 other investment companies in Delaware Investments on April 16, 1998.

GENERAL INFORMATION

         The Trust is an open-end management investment company. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. The Trust was organized as a Pennsylvania business trust on November 23, 1976.

         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager, or its affiliate Delaware International Advisers Ltd., manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion(sm) III Variable Annuities. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. The Manager or Delaware International Advisers also manage many of the investment options for the Delaware-Lincoln Choice Plus Variable Annuity. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by ten leading money managers. See Delaware Group Premium Fund, Inc. in Appendix C.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Funds and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:


                                         Pennsylvania Fund Class A Shares

                                      Total Amount                   Amounts                        Net
                                     of Underwriting                Reallowed                   Commission
      Fiscal Year Ended                Commissions                  to Dealers                  to DDLP/DDI
      -----------------              ---------------                ----------                  -----------
           2/28/99                      $706,030                     $605,153                    $100,877
           2/28/98                       $00,000                     $00,000                      $0,000

                                          New Jersey Fund Class A Shares

                                      Total Amount                   Amounts                        Net
                                     of Underwriting                Reallowed                   Commission
      Fiscal Year Ended                Commissions                  to Dealers                  to DDLP/DDI
      -----------------              ---------------                ----------                  -----------
           2/28/99                       $16,524                     $14,793                       $1,31
          2/28/98*                       $1,217                       $1,039                       $178

*Date of initial public offering of New Jersey Fund Class A Shares was September 2, 1997.


                                             Ohio Fund Class A Shares

                                      Total Amount                   Amounts                        Net
                                     of Underwriting                Reallowed                   Commission
      Fiscal Year Ended                Commissions                  to Dealers                  to DDLP/DDI
      -----------------              ---------------                ----------                  -----------
           2/28/99                       $2,854                       $2,471                       $383
          2/28/98*                        $370                         $325                         $45


*Date of initial public offering of Ohio Fund Class A Shares was September 2, 1997.


         The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                                Pennsylvania Fund
                              Limited CDSC Payments

                    Fiscal Year Ended         Class A Shares
                    -----------------         --------------
                         2/28/99                   $-0-
                         2/28/98                   $-0-
                         2/28/97                   $-0-

                                 New Jersey Fund
                              Limited CDSC Payments

                    Fiscal Year Ended         Class A Shares
                    -----------------         --------------
                         2/28/99                   $-0-
                         2/28/98*                  $-0-

*Date of initial public offering of New Jersey Fund Class A Shares was September 2, 1997.


                                    Ohio Fund
                              Limited CDSC Payments
                    Fiscal Year Ended         Class A Shares
                    -----------------         --------------
                         2/28/99                   $-0-
                         2/28/98*                  $-0-

*Date of initial public offering of Ohio Fund Class A Shares was September 2, 1997.


         The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Class B Shares of Pennsylvania Fund and New Jersey Fund as follows:


                                Pennsylvania Fund
                                  CDSC Payments

                    Fiscal Year Ended         Class B Shares
                    -----------------         --------------
                         2/28/99                  $91,889
                         2/28/98                  $80,989
                         2/28/97                  $41,770


                                 New Jersey Fund
                                  CDSC Payments

                    Fiscal Year Ended         Class B Shares
                    -----------------         --------------
                         2/28/99                $4,551.19
                         2/28/98*               $  -0-


*Date of initial public offering of New Jersey Fund Class B Shares was September 2, 1997.

         The Distributor received CDSC payments with respect to Class C Shares of Pennsylvania Fund as follows:

                                Pennsylvania Fund
                                  CDSC Payments


                    Fiscal Year Ended         Class C Shares
                    -----------------         --------------
                         2/28/99                    $623
                         2/28/98                  $2,620
                         2/28/97                  $1,818



*Date of initial public offering of Pennsylvania Fund Class C Shares was November 29, 1995.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Funds and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating a Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Shareholder and Trustee Liability
         Under Pennsylvania law, shareholders of a Fund may, under certain circumstances, be held personally liable as partners for the obligations of a Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Fund or the trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust provides for indemnification out of a Fund property of any shareholder held personally liable for the obligations of a Fund. The Declaration of Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Capitalization
         The Trust currently offers three series of shares, Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund. Each Fund currently offers three classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, as the other classes of that Fund. As a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         Prior to September 2, 1997, Delaware Group State Tax-Free Income Trust was known as DMC Tax-Free Income Trust - Pennsylvania. From May 18, 1992 to August 29, 1997, DMC Tax-Free Income Trust-Pennsylvania was known as and did business as Tax-Free Pennsylvania Fund. Prior to May 2, 1994, Tax-Free Pennsylvania Fund A Class was known as Tax-Free Pennsylvania Fund.

Noncumulative Voting
         The Trust's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A - INVESTING IN PENNSYLVANIA, NEW JERSEY AND OHIO TAX-EXEMPT
OBLIGATIONS

Investing in Pennsylvania Tax-Exempt Obligations
         The following information constitutes only a brief summary, does not purport to be a complete description, and is derived from official statements prepared in connection with the issuance of bonds and notes of the Commonwealth of Pennsylvania (the "Commonwealth") and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the Commonwealth or of local government units located in the Commonwealth. The Fund has not independently verified this information.

         Pennsylvania is the fifth most populous state, behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy.

         The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

         For the five year period from fiscal 1993 through fiscal 1997, revenues and other sources (determined on a general accepted accounting principles - "GAAP" - basis) increased by an average annual rate of 4.7%. Intergovernmental revenues increased by an average annual rate of 8.5% due, in part, to an accounting change. Tax revenues during this period increased an average of 4.1%.

         Expenditures and other uses during the fiscal 1993 through fiscal 1997 period rose at an average annual rate of 4.9%, led by increases of 13.8% for protection of persons and property. Efforts to control costs for various social welfare programs and the presence of favorable economic conditions have led to a modest 5.7% increase for public health and welfare costs for the five year period.

         The fund balance at June 30, 1997 totaled $1,364.9 million, an increase of $729.7 million over the $635.2 million balance at June 30, 1996.

         The fiscal 1996 unappropriated surplus (prior to transfer to the Tax Stabilization Reserve Fund) was $183.8 million, $65.5 million above estimate. Expenditures from Commonwealth revenues, including $113 million of supplemental appropriations (but excluding pooled financing expenditures) totaled $16,074.7 million. Expenditures exceeded available revenues and lapses by $253.2 million. The difference was funded from a planned partial drawdown of the $437 million fiscal year adjusted beginning unappropriated surplus.

         Commonwealth revenues (prior to tax refunds) for fiscal 1996 increased by $113.9 million over the prior year to $16,338.5 million (representing a growth rate of .7%). Tax rate reductions and other law changes substantially reduced the amount and rate of revenue growth for the fiscal year. It is estimated the tax changes enacted for the fiscal year reduced Commonwealth revenues by $283.4 million.

         For GAAP purposes, the fiscal 1996 fund balance was drawn down $53.1 million to $635.2 million. A planned draw down of the budgetary unappropriated surplus during the fiscal year contributed to expenditures and other uses exceeding revenues and other sources by $28.0 million. As a result, the unreserved fund balance declined by $61.1 million, reducing the balance to $381.8 million at the end of fiscal 1996. Total revenues and other sources increased by 8.7% for the fiscal year, led by a 24.2% increase in intergovernmental revenues (due mainly to an accounting change in the way in which food stamp coupon revenue received from the federal government is counted as income to the Commonwealth). Expenditures and other uses increased by 8.6% for fiscal 1996.

         The unappropriated balance of Commonwealth revenues increased during the 1997 fiscal year by $432.9 million to $591.4 million (prior to reserves for transfer to the Tax Stabilization Reserve Fund) at the close of the fiscal year. Higher than estimated revenues and slightly lower expenditures than budgeted caused the increase. Transfers to the Tax Stabilization Reserve Fund for fiscal 1997 operations will be $88.7 million representing the normal fifteen percent of the ending unappropriated balance, plus an additional $100 million authorized by the General Assembly when it enacted the fiscal 1998 budget.

         Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $17,320.6 million, $576.1 million (3.4%) above the estimate made at the time the budget was enacted. Revenue from taxes was the largest contributor to higher than estimated receipts. Tax revenue in fiscal 1997 grew 6.1% over tax revenues in fiscal 1996. This rate of increase was not adjusted for legislated tax reductions that affected receipts during both of those fiscal years and therefor understates the actual underlying rate of growth of tax revenue during fiscal 1997. Non-tax revenues were $19.8 million (5.8%) over estimate mostly due to higher than anticipated interest earnings.

         Expenditures from Commonwealth revenues (excluding pooled financing expenditures) during fiscal 1997 totaled $16,347.7 million and were close to the estimate made in February 1997 with the presentation of the Governor's fiscal 1998 budget request. Total expenditures represent an increase over fiscal 1996 expenditures of 1.7%. Lapses of appropriation authority during the fiscal year totaled $200.6 million compared to an estimate of $100 million. The higher amount of appropriation lapses was used to support an additional $79.8 million in fiscal 1997 supplemental appropriations over the February 1997 estimates. Supplemental appropriations for fiscal 1997 totaled $169.3 million.

         For GAAP purposes, assets in fiscal 1997 increased $563.4 million and liabilities declined $166.3 million to produce a $729.7 million increase in the fund balance at June 30, 1997. Total revenues and other sources rose 3.5% for fiscal 1997. An increase of 5.5% in tax revenue aided by and improving state economy was partially offset by a $175.2 million decline in intergovernmental revenues. Expenditures and other uses increased by 1% for the fiscal year.

         The budget for fiscal 1998 was enacted in May 1997. Commonwealth revenues for the fiscal year at the time were estimated to be $17,435.4 million before reserves for tax refunds. That estimate represented an increase over estimated fiscal 1997 Commonwealth revenues of 1.0%. Although fiscal 1997 revenues exceeded the estimate, the adopted fiscal 1998 budget revenue estimate remains unchanged and represented a 0.7% increase over actual fiscal 1997 revenues. Fiscal 1998 estimates for Commonwealth revenues are based on an economic forecast for national economic growth to slow through the remainder of calendar year 1997. A growth rate of just above 1.0% is anticipated to be maintained for the last two quarters of the fiscal year and result in a 1.2% growth rate in real gross domestic product for the second calendar quarter of 1998 over the second quarter of 1997. This anticipated rate of economic growth is a result of anticipated slowing of gains in consumer spending, business investment and residential housing. Inflation is projected to remain modest and the unemployment rate is expected to reach 6.0% by the second calendar quarter of 1998.

         The rate of anticipated growth of Commonwealth revenues is also affected by the enactment of tax reductions and tax revenue dedications effective for the 1998 fiscal year. Excluding these newly enacted changes, revenues are projected to increase by 2.4% during fiscal 1998. Tax reductions enacted for the 1998 fiscal year budget totaled an estimated $170.6 million, including $16.2 million that is reflected in higher projected tax refunds. Major changes to taxes enacted for fiscal 1998 include: (i) the repeal of the sales and use tax on computer services ($79.1 million); (ii) an increase in the amount of income that is exempt from the personal income tax for low-income families ($25.4 million); (iii) enactment of a research and development tax credit program for business ($15.0 million); (iv) conforming state tax laws to federal laws for subchapter S corporations and limited liability companies ($16.3 million); and various other miscellaneous changes.

         The reserve for tax refunds for fiscal 1998 has been increased by 21.3% to $655.0 million. A portion of the additional reserves reflect tax refund liabilities that are expected to result in cash payments in a subsequent fiscal year.

         Appropriations enacted for fiscal 1998 are 3.7% ($618 million) above appropriations enacted for fiscal 1997 (including supplemental appropriations). Major funding increases provided by the fiscal 1998 budget include: (i) $166 million of appropriations for elementary and secondary education plus an estimated $51 million in reduced employer retirement contributions payable by local school districts due to a reduction in the contribution rate; (ii) $42 million for higher education institutions plus $16 million for student scholarships; (iii) $70 million for higher caseload, utilization, and cost of nursing home care; (iv) $60 million for economic development assistance through programs providing incentive grants and loans; and (v) $38 million for corrections including $17 million for operating costs for new and expanded facilities. The balance of the increase is spread over many other departments and program operations.

         Through January, 1997, Commonwealth revenues are $211.4 million (2.4%) above estimate. In the Governor's proposed fiscal 1999 General Fund budget, the estimate of Commonwealth revenues anticipated for fiscal 1998 has been increased by $231.1 million, raising the year-over-year increase to 2.1%.

         In February 1998, the Governor presented his proposed General Fund budget for fiscal 1999. Revenue estimates in the proposed budget were developed using a national economic forecast with a projected real gross domestic product growth annual rate below 2%. Total Commonwealth revenues before reductions for tax refunds and proposed tax changes are estimated to be $18,191.0 million, 2.9% above revised estimated for fiscal 1997. Proposed appropriations from those revenues total $17,787.4 million, a 3% increase over currently estimated appropriations for fiscal 1998. As proposed, the fiscal 1999 budget assumes the draw-down of the currently estimated $280.6 million unappropriated surplus at June 30, 1998. The proposed fiscal 1999 budget included 5 proposed tax reductions represented an estimated $128.1 million dollars (.7%) of fiscal 1999 revenues.

         Pennsylvania has historically been identified as a heavy industry state although that reputation has changed over the last thirty years as the coal, steel and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. The economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major source of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Non-agricultural employment in Pennsylvania over the ten years ending in 1996 increased at an annual rate of 1.03%. This compares to a 0.41% for the Middle Atlantic region and 1.8% for the United States as a whole during the period 1986 through 1996. For the three years ending in 1996, employment in the Commonwealth has increased 3.6%, as compared to 3.0% growth in the Middle Atlantic region. The unemployment rate in Pennsylvania for January, 1997 stood at a seasonably adjusted rate of 4.6%. The seasonably adjusted national unemployment rate for January, 1997 was 4.7%.

         The current Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate-approved debt; (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

         Debt service on all bonded indebtedness of Pennsylvania, except that issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, which receives all Commonwealth revenues that are not specified by law to be deposited elsewhere. As of June 30, 1997, the Commonwealth had $4,795.1 million of general obligation debt outstanding.

         Other state-related obligations include "moral obligations." Moral obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency that provides financing for housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia, a municipal authority organized by the City of Philadelphia to, among other things, acquire and prepare various sites for use as intermediate care facilities for the mentally handicapped. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund.

         The Commonwealth, through several of its departments and agencies, has entered into various agreements to lease, as lessee, certain real property and equipment, and to make lease payments for the use of such property and equipment. Some of these leases and their respective lease payments are, with Commonwealth approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state. All lease payments due from Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth's annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

         Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Pennsylvania appropriations. In addition, the Commonwealth maintains pension plans covering state employees, public school employees and employees of certain state-related organizations. For their fiscal years ended in 1997 the State Employees' Retirement System had no accrued unfunded liability (or any surplus) and the Public School Employees' Retirement System had a total unfunded actuarial accrued surplus of $1,663 million.

         The City of Philadelphia is the largest city in the Commonwealth with an estimated population of 1,585,577 according to the 1990 Census. Legislation providing for the establishment of Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist Philadelphia in remedying fiscal emergencies was enacted by the Pennsylvania General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five year fiscal plan approved by PICA on May 20, 1997.

         PICA has issued $1.76 billion of its Special Tax Revenue Bonds. This financial assistance has included the refunding of certain general obligation bonds, funding of capital projects and the liquidation of the cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million. The audited General Fund balance of Philadelphia as of June 30, 1997 showed a surplus of approximately $128.8 million.

         No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,102.4 million in special revenue bonds outstanding as of June 30, 1997.

         There is various litigation pending against the Commonwealth, its officers and employees. In 1978, the Pennsylvania General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending, some of which, if decided adversely to the Commonwealth, could have a material adverse impact on governmental operations.

Investing in New Jersey Tax-Exempt Obligations
         The following information constitutes only a brief summary of some of the many complex factors that may affect issuers of New Jersey obligations. This information is derived from official statements published in connection with the issuance of bonds and notes of the State of New Jersey and from other publicly available information. It is believed to be accurate, although no independent verification has been made of any of the following information. The information is intended to provide a general recent historical description and is not intended to indicate future or continuing trends in the positions of the State of New Jersey or local governments.

         New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. In 1976, voters approved casino gambling for Atlantic City, which has become an important State tourist attraction.

         New Jersey's population grew rapidly in the years following World War II, before slowing to an annual rate of 0.27 percent in the 1970s. Between 1980 and 1990, the annual growth rose to 0.49 percent and between 1990 and 1996, accelerated to .53 percent.(1) While this rate of growth is less than that for the United States, it compares favorably with other Middle Atlantic States. New York has shown a 0.17 percent annual rate of increase since 1990 and Pennsylvania's population has increased 0.23 percent per year.

         The small increase in the State's total population during the past quarter century masks the redistribution of population within the State. There has been a significant shift from the northeastern industrial areas toward the four coastal counties (Cape May, Atlantic, Ocean and Monmouth) and toward the central New Jersey counties of Hunterdon, Somerset and Middlesex.

         Total personal income(2) in New Jersey stood at $237.2 billion for 1995 and $248.1 billion for 1996, an increase of 4.6 percent. Nationally, total personal income grew by 5.4 percent between 1995 and 1996, while in New York and Pennsylvania it grew by 4.3 percent and 4.6 percent, respectively. Based on 1973 levels, the personal income index in 1996 stood at 560.4 for New Jersey, 483.3 for New York and 488.2 for Pennsylvania. The United States index stood at 584.7 (1973 = 100).

         Historically, New Jersey's average per capita income(2) has been well above the national average. The differential narrowed during the 1970s, widened in the 1980s and has narrowed slightly in the 1990s. In 1996, New Jersey ranked second among all states in per capita personal income ($31,053). It ranked higher than New York, with per capita income of $28,782 and Pennsylvania with $24,668. Only Connecticut, with $33,189, exceeded New Jersey.

         After enjoying an extraordinary boom during the mid-1980s, New Jersey as well as the rest of the Northeast slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession of 1990-1991, construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment(3) from a peak of 3,689,800 in 1989 to a low of 3,457,900 in 1992. This loss was followed by an employment gain of 255,600 from May 1992 to June 1997, a recovery of 97.5% of the jobs lost during the recession.

         Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6 percent during the first quarter of 1989 to a recessionary peak of 8.5% during 1992.(4) Since then, the unemployment rate fell to an average of 6.2% in 1996 and 5.5% for the six month period from January 1997 through June 1997.

----------------------
(1) U.S. Census Bureau, Population Division, 1996 estimates.
(2) U.S. Department of Commerce, Bureau of Economics Analysis.
(3) New Jersey Department of Labor, Division of Labor Market and Demographic Research.
(4) U.S. Bureau of Labor Statistics and the New Jersey Department of Labor, Division of Labor Market and Demographic Research.

         For the recovery period as a whole, May 1992 to June 1997, service-producing employment in New Jersey has expanded by 283,500 jobs. Hiring has been reported by food stores, wholesale distributors, trucking and warehousing firms, security and commodity brokers, business and engineering/management service firms, hotels/hotel-casinos, social service agencies and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 17,300 and 7,500, respectively, in the 12-month period ending June 1997.

         In the manufacturing sector, employment losses slowed between 1992 and 1994. After an average annual job loss of 33,500 from 1989 through 1992, New Jersey's factory job losses fell to 13,300 during 1993 and 7,300 during 1994. During 1995, and 1996, however, manufacturing job losses increased slightly to 10,100 and 13,900 respectively, reflecting a slowdown in national manufacturing production activity.

         Conditions have slowly improved in the construction industry, where employment has risen by 18,600 since its low in May 1992. Between 1992 and 1996, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996, and the first five months of 1997, public works projects and homebuilding became the growth segments while nonresidential construction lessened but remain positive.

         Nonresidential construction activity, as measured by contract awards, grew by 19.6% in 1994, 3.0% in 1995, and 7.0 in 1996. More recently, nonresidential building construction contracts increased by 45.8% in the first five months of 1997 compared with the same period in 1996.

         Residential construction contracts, despite monthly fluctuations, increased by 17.1% for the first five months of 1997 as compared to the first five months of 1996 ($989 million and $845 million, respectively). Nonbuilding or infrastructure construction rose robustly by 64% during this period. Helped by these increases, total construction contracts rose by 41.0% when comparing the first five months of 1996 and 1997.

         The rising economic trend experienced in the State has let to higher retain sales, which showed steady growth from 1992 through 1996, including a 3.8% increase from 1995 to 1996.(5) The higher retail sales, in turn, produced steady increases in retail trade jobs (both full and part time). Retail trade employment has risen by nearly 49,000 since a May 1992 low point. December 1996 to June 1997, the number of retail jobs rose by 8,700.

         Total new vehicle registrations (new passenger cars and light trucks and vans) rose in 1994 by 5.8%, declined by 4.4% in 1995, then rose 2.6% in 1996. Through May 1997 however, total new vehicle registrations rose by 2.8% compared to the same time period in 1996.

         Unemployment in the State through June 1997 has been receding. According to the U.S. Bureau of Labor Statistics, the jobless rate dropped from 6.8% in 1994 to 6.4% in 1995 and to 6.2% in 1996. Subsequently, it has dropped to 5.5% for the first six months of 1997.

----------------------
(5) Data for 1997 is not available as the U.S. Department of Commerce, Census Bureau has discontinued the compilation of this data as of December 1996.

         The insured unemployment rate, i.e., the number of individuals claiming benefits as a percentage of the number of workers covered by unemployment insurance, declined from 3.9% during calendar years 1991 and 1992 to 3.3% during 1993 and then averaged 3.2% throughout 1994, 1995 and 1996. As of July 1, 1997, the State's unemployment insurance trust fund balance stood at $2.2 billion.

         The State has benefitted from the national recovery. New Jersey's recovery is in its sixth year and appears to be sustainable now that the national economy has "soft landed." While the latest national indicators show that economic growth accelerated during the first quarter of this year, the inflation rate remained low.

         Business investment expenditures and consumer spending have increased substantially in the nation as well as in the State. Capital and consumer spending may very well continue to rise due to the sustained character of the recovery, although the interest-sensitive homebuilding industry may provide only a moderate amount of stimulus both nationally and in New Jersey. It is expected that the employment and income growth that has and is taking place will lead to further growth in consumer outlays. Reasons for cautious optimism in New Jersey include increasing employment levels, a low jobless rate, and a higher-than-national level of per capita personal income.

         Even if the nation's economic growth rate slows from the robust 5.9% growth in the first quarter of 1997, the State's economy should have enough momentum to keep its trend line pointing upwards. Its growth potential is not yet limited by the labor supply constraints beginning to affect some other parts of the country.

         Looking further ahead, prospects for New Jersey appear favorable. While growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service industries.

Atlantic City and Legalized Gambling
         Legalized casino gambling was introduced into Atlantic City by the enactment of the Casino Control Act on June 2, 1977. For the year ended December 31, 1996, nine of Atlantic City's twelve casinos reported a net loss. The industry as a whole reported a net loss of $257.0 million for the year, reflect a $404.1 million decrease from the net income of $147.1 million reported for 1995. This industry net loss reflects the negative impact of an industry-wide increase in promotional programs, inclement weather in the first quarter, and $175.5 million in combined extraordinary losses at Trump Plaza and Trump Taj Mahal during the second quarter due to debt refinancing transactions.

         For the three months ended March 31, 1997, eight of the twelve casinos reported a net loss. For the period, the industry as a whole reported a net loss of $16.2 million reflecting a $8.4 million improvement from the prior comparable period. This improvement reflects the positive impact of favorable weather conditions and a reduction in industry-wide promotional programs.

         For the year ended December 31, 1996 and the six months ended June 30, 1997, the casino industry reported "Win" of $3.8 billion and $1.9 billion, respectively. "Win" represents the amount a casino wins at the slot machines and table games before operating expenses and taxes are deducted.

         For the year ended December 31, 1996 and the six months ended June 30, 1997, the State collected revenue taxes for programs to assist the elderly and disabled of $303.1 million and $152.0 million, respectively. From May 20, 1978, the date the first casino opened, through June 30, 1997, the industry had paid a total of $3.6 billion to the State for these programs. As of June 30, 1997, the Casino Revenue Fund has earned $118.2 million in interest.

         At present there are several programs funded by the Casino Revenue Fund which assist the elderly and disabled; assistance with payment of pharmaceutical costs which constitutes the largest share of the fund; general medical services, the second largest program; "lifeline" utility credits; residential care for seniors; transportation assistance and real estate tax rebates.

         With reference to the other goals which the legislation set, in 1996 there were 46,500 jobs in the hotel/casinos; total employment in the Atlantic County metropolitan statistical area has grown from 89,000 persons in 1975 to 176,400 in 1996. Tourism has also prospered. The number of visitors to Atlantic City increased from 7.0 million in 1978 to 34.0 million in 1996.

         The gaming industry has also provided substantial revenue for municipal, county and school governments through real estate taxes and payment of the luxury tax which the State has authorized and which is applied to hotel and amusement revenues.

         The New Jersey State Lottery was created as a major source of revenue for State education and institutions. As of June 30, 1997, the Lottery has generated over $21.3 billion in gross revenues, paid $10.6 billion in prizes and contributed $8.9 billion to the State.

State Finances
         The Director of the Division of Budget and Accounting in the New Jersey Department of the Treasury (the "Budget Director") prescribes and approves the accounting policies of the State and directs their implementation.

New Jersey's Accounting System
         The State prepares its financial statements on a "modified accrual" basis utilizing the fund method of accounting. The National Council on Governmental Accounting in its publication entitled Statement I. - Governmental Accounting and Financial Reporting Principles defines a fund as a fiscal and accounting entity with a self-balancing set of accounts recording cash and other financial resources together with all related liabilities and residual equities or balances, and changes therein, which are segregated for the purpose of carrying on specific activities or attaining certain objectives in accordance with special regulations, restrictions or limitations. The State's financial statements reflect financial reporting practices in accordance with that definition. Accordingly, the State prepares separate statements for the General Fund, Special Revenue Funds, Debt Service Funds, Capital Project Funds, Trust and Agency Funds, Component Units-Authorities Funds, College and University Funds, General Fixed Asset Account Group and its General Long-Term Debt Account Group, and its component units.

         The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund. Revenues received from taxes and unrestricted by statute, most federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The appropriations act provides the basic framework for the operation of the General Fund.

         Special Revenue Funds are used to account for resources legally restricted to expenditure for specified purposes. Special Revenue Funds include the Casino Control Fund, the Casino Revenue Fund, the Gubernatorial Elections Fund and the Property Tax Relief Fund. Other Special Revenue Funds have been created which are either reported ultimately in the General Fund or are created to hold revenues derived from private sources. Debt Service Funds are used to account for the accumulation of resources for, and the payment of, principal and redemption premium, if any, and interest on general obligation bonds. Capital Project Funds are used to account for financial resources to be used for the acquisition or construction of major State capital facilities. Trust and Agency Funds are used to account for assets held in a trust capacity or as an agent for individuals, private organizations, other governments and/or other funds. The General Fixed Asset Account Group accounts for the State's fixed assets acquired or constructed for general governmental purposes. The General Long-Term Debt Account Group accounts for the unmatured general long-term liabilities of the State.

         The Property Tax Relief Fund, the largest of the Special Revenue Funds, is used to account for revenues from the New Jersey Gross Income Tax. Revenues realized from the Gross Income Tax are dedicated by the State Constitution. All receipts from taxes levied on personal income of individuals, estates and trusts must be appropriated exclusively for the purpose of reducing or offsetting property taxes. Annual appropriations are made from the fund, pursuant to formulas established by the State Legislature, to counties, municipalities and school districts. The Property Tax Relief Fund was established by the New Jersey Gross Income Tax Act, N.J.S.A. 54A:9-25, approved July 8, 1976.

         Component Units-Authorities account for operations where the intent of the State is that the cost of providing goods or services to the general public on a continuing basis be financed or recovered primarily through user charges, or where periodic measurement of the results of operations is appropriate for capital maintenance, public policy, management control or accountability. The College and University Funds account for the operations of the New Jersey Institute of Technology, and the eleven State colleges and universities including their foundations and associations, in accordance with existing authoritative accounting and reporting principles applicable to universities and hospitals.

Audit Reports
         The State Auditor is directed by statute (N.J.S.A. 52:24-4) to "examine and post-audit all the accounts, reports, and statements and make independent verifications of all assets, liabilities, revenues, and expenditures" of the State and its agencies. The audit reports containing the opinion of the State Auditor are available for examination and review upon request to the State Treasurer.

Fiscal Years 1998 and 1999 Revenue Estimates
         Sales and Use Tax. The revised estimate forecasts Sales and Use tax collections for Fiscal Year 1998 as $4,720.0 million, a 6.9% increase from the Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $4,928.0 million, is a 4.4% increase from the Fiscal Year 1998 estimate.

         Gross Income Tax. The revised estimate forecasts Gross Income Tax collections for Fiscal Year 1998 of $5,340.0 million, a 10.7% increase from Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $5,860.0 million, is a 9.7% increase from the Fiscal Year 1998 estimate. Included in the Fiscal Year 1998 estimate and the Fiscal Year 1999 estimate is the enactment of a property tax deduction, to be phased in over a three-year period, permitting a deduction by resident taxpayers against gross income tax of a percentage of their property taxes.

         Corporation Business Tax. The revised estimate forecasts Corporation Business Tax collection for Fiscal Year 1998 as $1,315.1 million, a 2.2% increase from Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $1,431.0 million, is an 8.8% increase from the Fiscal Year 1998 estimate.

         General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

         Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent.

Programs Funded Under Recommended Appropriations for Fiscal Year 1999
         Of the $17,953.3 million recommended appropriations for Fiscal Year 1999 from the General Fund, the Property Tax Relief Fund, the Casino Control Fund, Casino Revenue Fund and the Gubernatorial Elections Fund, $7,410.7 million (41.3%) is appropriate for State Aid to Local Governments, $5,139.1 million (28.6%) is appropriated for Grants-in-Aid, $4,279.5 million (23.8%) is appropriated for Direct State Services, $506.1 million (2.8%) is appropriate for Debt Service on State general obligation bonds and $617.9 million (3.5%) is appropriated for Capital Construction.

Debt Service
         The State finances certain capital projects through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. Certain state tax revenues and certain other fees are pledged to meet the principal payments, interest payments and if provided, redemption premium payments, if any, required to fully pay the bonds. The recommended appropriation for the debt service obligation on outstanding projected indebtedness is $506.1 million for Fiscal Year 1999.

Capital Construction
         In addition to payments from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In Fiscal Year 1999, the amount recommended for this purpose is $617.9 million. $463.7 million is for transportation projects and debt service and is being credited to the Transportation Trust Fund Account of the General Fund, $52.1 million is for hazardous substance remediation and underground tank remediation and $15.0 million is for shore protection.

         All appropriations for capital projects and all proposals for State bond authorization are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

         In Fiscal Year 1992 the State initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. There are presently $800 million of tax and revenue anticipation notes outstanding. These notes shall mature on June 15, 1998.

         Such tax and revenue anticipation notes do not constitute a general obligation of the State or a debt or liability within the meaning of the State Constitution. Such notes constitute special obligations of the State payable solely from moneys on deposit in the General Fund and the Property Tax Relief Fund and legally available for such payment.

Litigation
         The following are cases presently pending or threatened in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure.

         Tort, Contract and Other Claims. At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1, et seq.). The State does not formally estimate its reserve representing potential exposure for these claims and cases. The State is unable to estimate its exposure for these claims and cases.

         The State routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against the State must be preceded by a notice of claim, which affords the State the opportunity for a six-month investigation prior to the filing of any suit against it.

         In addition, at any given time, there are various numbers of contract and other claims against the State and State agencies, including environmental claims asserted against the State, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters are seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.

         At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1, et seq.). An independent study estimated an aggregate potential exposure of $90,800,000 for tort and medical malpractice claims pending as of June 30, 1997. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds.
The State is unable to estimate its exposure for these claims.

Investing in Ohio Tax-Exempt Obligations
         As described above, the Ohio Trust will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Ohio Trust is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

         Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

         There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

         Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1996 is 11,173,000.

         While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

         In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5 % national figure. However, for the last seven years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unemployment rate and its effects vary among geographic areas of the State.

         There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Trust or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

         The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

         The 1992-93 biennium, presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

         Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

         A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.

         None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.

         The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

         From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million goes to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF (which had a March 3, 1998 balance of $862.7 million), with the $263 million balance to a State income tax reduction fund.

         The GRF appropriations act for the 1997-98 biennium was passed on June 25, 1997 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act. Recently passed legislation increases the fiscal year 1999 GRF appropriation level for elementary and secondary education, with the increase to be funded in part by mandated small percentage reductions in State appropriations for various State agencies and institutions. Expressly exempt from those reductions are all appropriations for debt service, including lease rental payments.

         The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

         By 14 constitutional amendments approved from 1921 to date (the latest adopted in 1995) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At March 3, 1998, $1.07 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following:
(a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($30.9 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($946.9 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($90.9 million outstanding, with no more than $50 million to be issued in any one year).

         The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

         The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.05 billion of which were outstanding or sold and awaiting delivery at March 3, 1998.

         A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

         A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

         The General Assembly has placed on the May 1998 primary election ballot a proposed constitutional amendment dealing with State debt. If approved by voters, it will authorize State general obligation debt to pay costs of facilitates for a system of common schools throughout the State and for state supported and assisted institutions of higher education. That and other debt represented by direct obligations of the State (such as that authorized by the OPFC and OBA) could not be issued if future fiscal year total debt service on those obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total State expenditures from the GRF and the net lottery proceeds during the then preceding fiscal year.

         State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

         Local school districts in Ohio receive a major portion (state-wide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 119 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year to (to March 1998) permit time for responsive corrective actions, some of which to March 3, 1998 are mentioned above. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $41.1 million for 28 districts in FY 1994, $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), and $87.2 million for 20 districts in FY 1996 (including $42.1 million for one) and $113.2 million for 12 districts in 1997 (including $90 million to one for restructuring its prior loans).

         Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

         For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 24 cities and villages; for 18 of them the fiscal situation was resolved and the procedures terminated (one village is in preliminary "fiscal watch" status). As of March 3, 1998, the 1996 school district "fiscal emergency" provision applied to four districts, and 12 were on preliminary "fiscal watch" status.

         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

APPENDIX B--DESCRIPTION OF RATINGS

         U.S. Growth Fund has the ability to invest up to 10% of its net assets in high yield, high risk fixed-income securities. However, the Fund had no such investments as of its fiscal year ended October 31, 1997. The following paragraphs contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

General Rating Information

MOODY'S INVESTORS SERVICE

BOND RATINGS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.

P-1: Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.

P-2: Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

P-3: Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

MUNICIPAL NOTE RATINGS
Issuers or the features associated with Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS
AAA: Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC and CC: Debt rated BB, B, CCC or CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.

A-2: Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safely is not as high as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTE RATINGS
An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.

SP-3:  Speculative capacity to pay principal and interest.

APPENDIX C--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

Following is a summary of the investment objectives of the funds in the Delaware Investments family:

Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. it seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

        Delaware Group Premium Fund, Inc. offers 17 funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth.


Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free

Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditor for Delaware Group State Tax-Free Income Trust and, in its capacity as such, audits the annual financial statements contained in the Funds' Annual Report. Each Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended February 28, 1999, are included in the Funds' Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-1918.



INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

-----------------------------------------------

DELAWARE GROUP STATE-TAX FREE INCOME TRUST


TAX-FREE PENNSYLVANIA FUND
TAX-FREE OHIO FUND
TAX-FREE NEW JERSEY FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES










PART B

STATEMENT OF
ADDITIONAL INFORMATION




April 29, 1999







                                              ----------------------------------
                                              [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                              ----------------------------------

                                     PART C

                                Other Information



Item 23.              Exhibits


     (a) Declaration of Trust.

         (1) Declaration of Trust, as amended through November 27, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

         (2) Amendment to Declaration of Trust (July 17,1997) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 29, 1997.

     (b) Procedural Guidelines.

         (1) Procedural Guidelines, as amended through November 27, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

         (2) Amendment to Procedural Guidelines (April 1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

         (3) Amendment to Procedural Guidelines (February 1977) to be filed by Amendment.

     (c) Copies of All Instruments Defining the Rights of Holders.

         (1) Declaration of Trust. Articles V and IX of the Declaration of Trust (February 28, 1977) and Article V, as amended (February 17, 1994), of the Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

             (i) Amendment to Declaration of Trust (July 17, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 29, 1997.

         (2) Procedural Guidelines. Articles II, IV, as amended, and VII of the Procedural Guidelines incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

     (d) Investment Management Agreement.

         (1) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

PART C - Other Information
(Continued)

         (2) Executed Investment Management Agreement (September 2, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (3) Executed Investment Management Agreement (September 2, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (4) Form of Investment Management Agreement (March 1999) between Delaware Management Company and the Registrant on behalf of Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund attached as Exhibit.

     (e) (1) Distribution Agreement.

             (i) Form of Distribution Agreement (April 1995) on behalf of
                 Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

             (ii) Executed Distribution Agreement (September 2, 1997) between
                 Delaware Distributors, L.P. and the Registrant on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

             (iii) Executed Distribution Agreement (September 2, 1997) between
                 Delaware Distributors, L.P. and the Registrant on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

             (iv) Form of Amendment No. 1 to Distribution Agreement (November
                 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

         (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

         (3) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

         (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 29, 1996.

     (f) Bonus, Profit Sharing, Pension Contracts.

         (1) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

PART C - Other Information
(Continued)

         (2) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 29, 1996.

     (g) Custodian Agreement.

         (1) Executed Custodian Agreement (1997) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (2) Form of Amendment to Custodian Agreement (November 1997) attached as Exhibit.

         (3) Form of Letter adding Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund to the Custodian Agreement attached as Exhibit.

     (h) Other Material Contracts.

         (1) Executed First Amended and Restated Shareholders Services Agreement (September 2, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (2) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

             (i) Executed Amendment No. 8 (December 18, 1997) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

             (ii) Executed Amendment No. 9 (March 31, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

             (iii) Executed Amendment No. 10 (August 31, 1998) to Delaware Group
                   of Funds Fund Accounting Agreement attached as Exhibit.

             (iv) Executed Amendment No. 11 (September 14, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

             (v) Executed Amendment No. 12 (September 14, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

             (vi) Executed Amendment No. 13 (December 18, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

             (vii) Form of Amendment No. 14 (March 1999) to Delaware Group of
                   Funds Fund Accounting Agreement attached as Exhibit.

     (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

PART C - Other Information
(Continued)

     (j) Consent of Auditors. Attached as Exhibit.

   (k-l)         Inapplicable.

     (m) Plans under Rule 12b-1.

         (1) Form of Plan under Rule 12b-1 for Class A (November 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

         (2) Form of Plan under Rule 12b-1 for Class B (November 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

         (3) Form of Plan under Rule 12b-1 for Class C (November 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

         (4) Executed Plan under Rule 12b-1 for Class A (September 2, 1997) on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (5) Executed Plan under Rule 12b-1 for Class B (September 2, 1997) on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (6) Executed Plan under Rule 12b-1 for Class C (September 2, 1997) on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (7) Executed Plan under Rule 12b-1 for Class A (September 2, 1997) on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (8) Executed Plan under Rule 12b-1 for Class B (September 2, 1997) on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (9) Executed Plan under Rule 12b-1 for Class C (September 2, 1997) on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

     (n) Financial Data Schedules. Attached as exhibit.

     (o)      Inapplicable.

     (p)      Other:  Trustees' Power of Attorney.

         (1) Incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

         (2) Power of Attorney for John H. Durham incorporated into this filing by reference to Post-Effective Amendment No. 42 filed February 26, 1999.

PART C - Other Information
(Continued)

         (3) Executed Power of Attorney for Jan L. Yeomans dated April 15, 1999 attached as Exhibit.

Item 24.   Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 22 filed February 28, 1997.

Item 26.   Business and Other Connections of Investment Adviser.

                Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(Continued)

          The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------
Jeffrey J. Nick(1)          Chairman of the Board, President, Chief
                            Executive Officer and Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                            Management Business Trust, Delvoy, Inc., DMH Corp.
                            and Founders Holdings, Inc.; Chairman and Chief
                            Executive Officer and Director of Delaware
                            Management Company (a series of Delaware Management
                            Business Trust); Chairman and Director of Delaware
                            Capital Management, Inc. and Retirement Financial
                            Services, Inc.; Chairman of Delaware Investment
                            Advisers (a series of Delaware Management Business
                            Trust) and Delaware Distributors, L.P.; Director of
                            Delaware Service Company, Inc.,

                            President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc. and Delaware Management Holdings, Inc.; Director of Vantage Global Advisors, Inc. and Lynch & Mayer Inc.

David K. Downes             Executive Vice President, Chief Operating Officer
                            and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Founders
                            CBO Corporation, Delaware Capital Management, Inc.,
                            Delaware Management Company (a series of Delaware
                            Management Business Trust), Delaware Investment
                            Advisers (a series of Delaware Management Business
                            Trust) and Delaware Distributors, L.P.; Executive
                            Vice President, Chief Operating Officer, Chief
                            Financial Officer and Director of Delaware
                            Management Company, Inc., DMH Corp, Delaware
                            Distributors, Inc., Founders Holdings, Inc. and
                            Delvoy, Inc.; Executive Vice President, Chief
                            Financial Officer, Chief Administrative Officer and
                            Trustee of Delaware Management Business Trust;
                            President, Chief Executive Officer, Chief Financial
                            Officer and Director of Delaware Service Company,
                            Inc.; President, Chief Operating Officer, Chief
                            Financial Officer and Director of Delaware
                            International Holdings Ltd.; Chairman, Chief
                            Executive Officer and Director of Retirement
                            Financial Services, Inc.; Chairman and Director of
                            Delaware Management Trust Company; and Director of
                            Delaware International Advisers Ltd.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Richard G. Unruh, Jr.       Executive Vice President and Chief Investment
                            Officer, Equities of the Registrant, each of the other funds in the Delaware Investments family and Delaware Management Company (a series of Delaware
                            Management Business Trust); Executive Vice President of Delaware Management Holdings, Inc. and Delaware
                            Capital Management, Inc. and Delaware Management
                            Business Trust; Executive Vice President/Chief
                            Investment Officer, Equities and Director/Trustee of
                            Delaware Management Company, Inc.; Chief Executive
                            Officer/Chief Investment Officer, Equities of
                            Delaware Investment Advisers (a series of Delaware
                            Management Business Trust); and Director of Delaware
                            International Advisers Ltd.

                            Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

                            Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------
Richard J. Flannery         Executive Vice President and General Counsel of
                            Delaware Management Holdings, Inc., Delaware
                            Distributors, L.P., Delaware Management Trust
                            Company, Delaware Capital Management, Inc., Delaware
                            Service Company, Inc., Delaware Management Company
                            (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware
                            Management Business Trust) and Founders CBO
                            Corporation; Executive Vice President/General
                            Counsel and Director of DMH Corp., Delaware
                            Management Company, Inc., Delaware Distributors,
                            Inc., Delaware International Holdings Ltd., Founders
                            Holdings, Inc., Delvoy, Inc. and Retirement
                            Financial Services, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Investments family; Director of Delaware
                            International Advisers Ltd.

                            Director, HYPPCO Finance Company Ltd.

                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA


George M.                   Senior Vice President/Secretary and General Counsel
Chamberlain, Jr.            of the Registrant and each of the investment
                            companies in the Delaware Investments family; Senior
                            Vice President and Secretary of Delaware
                            Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust) and
                            Delaware Management Holdings, Inc., DMH Corp.,
                            Delaware Management Company, Inc., Delaware
                            Distributors, Inc., Delaware Service Company, Inc.,
                            Retirement Financial Services, Inc., Delaware
                            Capital Management, Inc. and Delvoy, Inc.; Executive
                            Vice President, Secretary and Director of Delaware
                            Management Trust Company; Senior Vice President and
                            Director of Founders Holdings, Inc.; Senior Vice
                            President of Delaware International Holdings Ltd.

Michael P. Bishof           Senior Vice President/Investment Accounting of
                            Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust) and Delaware Service Company, Inc.;
                            Senior Vice President and Treasurer of the
                            Registrant, each of the other funds in the Delaware
                            Investments family and Founders Holdings, Inc.;
                            Senior Vice President and Treasurer/Manager,
                            Investment Accounting of Delaware Distributors, L.P.
                            and Delaware Investment Advisers (a series of
                            Delaware Management Business Trust); Senior Vice
                            President and Assistant Treasurer of Founders CBO
                            Corporation; and Senior Vice President and Manager of Investment Accounting of Delaware International
                            Holdings Ltd.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Joseph H. Hastings          Senior Vice President/Corporate Controller and
                            Treasurer of Delaware Management Holdings, Inc., DMH
                            Corp., Delaware Management Company, Inc., Delaware
                            Distributors, Inc., Delaware Capital Management,
                            Inc., Delaware Distributors, L.P., Delaware Service
                            Company, Inc., Delaware International Holdings Ltd.,
                            Delaware Management Company (a series of Delaware
                            Management Business Trust) and Delvoy, Inc.; Senior
                            Vice President/Corporate Controller of the
                            Registrant, each of the other funds in the Delaware
                            Investments family and Founders Holdings, Inc.;
                            Chief Financial Officer and Treasurer of Retirement
                            Financial Services, Inc.; and Senior Vice
                            President/Assistant Treasurer of Founders CBO
                            Corporation

Joanne O. Hutcheson         Senior Vice President/Human Resources of Delaware
                            Management Company, Inc., Delaware Management
                            Holdings, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust),
                            Delaware Distributors, Inc., Delaware Distributors,
                            L.P., Delaware Service Company, Inc., the
                            Registrant, each of the other funds in the Delaware
                            Investments family, Delvoy, Inc. and Delaware
                            Management Company (a series of Delaware Management
                            Business Trust)

Robert J. DiBraccio         Senior Vice President/Head of Equity Trading of
                            Delaware Management Company (a series of Delaware
                            Management Business Trust), Delaware Investment
                            Advisers (a series of Delaware Management Business
                            Trust) and Delaware Capital Management, Inc.

John B. Fields              Senior Vice President/Senior Portfolio Manager of
                            Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust),
                            Delaware Capital Management, Inc. and each of the equity investment companies in the Delaware
                            Investments family, and Trustee of Delaware
                            Management Business Trust

Susan L. Hanson             Senior Vice President/Global Marketing & Client
                            Services of Delaware Management Company (a series of
                            Delaware Management Business Trust) and Delaware
                            Investment Advisers (a series of Delaware Management
                            Business Trust).


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------
Douglas L. Anderson         Senior Vice President/Operations of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Retirement Financial Services, Inc. and
                            Delaware Service Company, Inc.; Senior Vice
                            President/ Operations and Director of Delaware
                            Management Trust Company

James L. Shields            Senior Vice President/Chief Information Officer of
                            Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), Delaware Service Company, Inc. and
                            Retirement Financial Services, Inc.

Eric E. Miller              Senior Vice President, Assistant Secretary and
                            Deputy General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust),
                            Delaware Management Holdings, Inc., DMH Corp.,
                            Delaware Distributors, L.P., Delaware Distributors
                            Inc., Delaware Service Company, Inc., Founders
                            Holdings, Inc., Delaware Capital Management, Inc.
                            and Retirement Financial Services, Inc.; and Senior
                            Vice President, Assistant Secretary and Deputy
                            General Counsel of Delvoy, Inc.

Richelle S. Maestro         Senior Vice President, Assistant Secretary and
                            Deputy General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust),
                            Delaware Management Holdings, Inc., Delaware
                            Distributors, L.P., Delaware Distributors, Inc.,
                            Delaware Service Company, Inc., DMH Corp., Delaware
                            Capital Management, Inc., Retirement Financial
                            Services, Inc., Founders Holdings, Inc. and Delvoy,
                            Inc.; Senior Vice President, Deputy General Counsel and Secretary of Delaware International Holdings
                            Ltd.; and Secretary of Founders CBO Corporation

                            General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.

Michael T. Taggart          Vice President/Facilities Management and
                            Administrative Services of Delaware Management
                            Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Richard Salus               Vice President/Assistant Controller of Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and
                            Delaware Management Trust Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------
Bruce A. Ulmer              Vice President/Year 2000 of the Registrant, each of
                            the other funds in the Delaware Investments family, Delaware Management Company (a series of Delaware
                            Management Business Trust), Delaware Management
                            Holdings, Inc. and Retirement Financial Services,
                            Inc., Delvoy, Inc. and Delaware Management Trust
                            Company

Joel A. Ettinger(2)         Vice President/Taxation of the Registrant, each of
                            the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                            Investment Advisers (a series of Delaware Management
                            Business Trust), Delaware Management Company (a series of Delaware Management Business Trust) and
                            Delaware Management Holdings, Inc., Founders
                            Holdings, Inc., Delaware Distributors, Inc.,
                            Delaware Distributors, L.P., Delaware Service
                            Company, Inc., Retirement Financial Services, Inc.,
                            Delaware Capital Management, Inc., Delvoy, Inc. and
                            Founders CBO Corporation

Christopher Adams           Vice President/Business Manager, Equity Department
                            of Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and Delaware
                            Management Company (a series of Delaware Management
                            Business Trust)

Scott Metzger               Vice President/Business Development of Delaware
                            Distributors, L.P. and Delaware Service Company,
                            Inc.

Lisa O. Brinkley            Vice President/Compliance Director of Delaware
                            Management Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company (a series of Delaware
                            Management Business Trust), DMH Corp., Delaware
                            Distributors, L.P., Delaware Distributors, Inc.,
                            Delaware Service Company, Inc., Delaware Capital
                            Management, Inc., Delvoy, Inc., Retirement Financial
                            Services, Inc. and Delaware Management Business
                            Trust; and Vice President/Compliance Director and
                            Assistant Secretary of Delaware Management Trust
                            Company

Mary Ellen Carrozza         Vice President/Client Services of Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and each of the other investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------
Gerald T. Nichols           Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, and of the fixed-income investment companies in the Delaware Investments family; Vice President of
                            Founders Holdings, Inc.; and Treasurer, Assistant
                            Secretary and Director of Founders CBO Corporation

Paul A. Matlack             Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), and of the fixed-income investment companies in the Delaware
                            Investments family; Vice President of Founders
                            Holdings, Inc.; and President and Director of
                            Founders CBO Corporation

Gary A. Reed                Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), Delaware
                            Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family

Patrick P. Coyne            Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), Delaware
                            Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family

Roger A. Early              Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, and of the fixed-income investment companies in the Delaware Investments family

Mitchell L. Conery(3)       Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), Delaware
                            Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Gerald S. Frey              Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and each of the equity investment companies in the Delaware
                            Investments family

Christopher Beck(4)         Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and each of the investment companies in the Delaware Investments family

                            Trustee of New Castle County Pension Board since October 1992, Wilmington DE.

Elizabeth H. Howell(5)      Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and each of the fixed-income investment companies in the Delaware
                            Investments family

Andrew M. McCullagh, Jr.(6) Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) the Registrant and each of the fixed-income investment companies in the Delaware Investments family

Babak Zenouzi               Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and each of the equity investment companies in the Delaware
                            Investments family

J. Paul Dokas(7)            Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and each of the equity investment companies in the Delaware
                            Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Cynthia Isom                Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and of the fixed-income investment companies in the Delaware Investments family; and Vice
                            President/Senior Trader of Delaware Investment
                            Advisers (a series of Delaware Management Business
                            Trust)

Paul Grillo                 Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), and the fixed-income investment companies in the Delaware
                            Investments family

Marshall T. Bassett(8)      Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), and each of the equity investment companies in the Delaware
                            Investments family

John A. Heffern(9)          Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and each of the funds in the Delaware
                            Investments family

Lori P. Wachs               Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and each of the equity investment companies in the Delaware Investments family

Richard E. Beister          Vice President/Trading Operations of and Delaware
                            Management Company (a series of Delaware Management
                            Business Trust)

Jeffrey W. Hynoski          Vice President/Research Analyst of Delaware
                            Management Company (a series of Delaware Management
                            Business Trust)

Audrey E. Kohart            Vice President/Assistant Controller/Corporate
                            Accounting of Delaware Management Company (a series of Delaware Management Business Trust)

Steven T. Lampe             Vice President/Research Analyst of Delaware
                            Management Company (a series of Delaware Management
                            Business Trust)

Richard D. Seidel           Vice President/Assistant Controller/Manager, Payroll
                            of Delaware Management Company (a series of Delaware
                            Management Business Trust)

Karina J. Istvan            Vice President/Strategic Planning of Delaware
                            Management Company (a series of Delaware Management
                            Business Trust)

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Steven R. Cianci            Vice President/Portfolio Manager of the fixed income
                            investment companies in the Delaware Investments family.

Michael D. Mabry(10)        Vice President/Associate General Counsel/Assistant
                            Secretary of Delaware Management Company (a series of Delaware Management Business Trust)

David P. O'Connor           Vice President/Associate General Counsel/Assistant
                            Secretary of Delaware Management Company (a series of Delaware Management Business Trust)

Philip Y. Lin               Vice President/Associate General Counsel/Assistant
                            Secretary of Delaware Management Company (a series of Delaware Management Business Trust)


(1)    MANAGING DIRECTOR, Lincoln National UK plc prior to 1996.
(2)    TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
(3)    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(4)    SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(5)    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
(6) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
(7) DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February 1997.
(8)    VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
(9) SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.
(10)   ATTORNEY, Ballard, Spahr, Andrews & Ingersoll prior to January 1997.

PART C - Other Information
(Continued)

Item 27.        Principal Underwriters.

                  (a) Delaware Distributors, L.P. serves as principal
                      underwriter for all the mutual funds in the Delaware Investments family.

                  (b) Information with respect to each director, officer or
                      partner of principal underwriter:

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Delaware Distributors, Inc.                 General Partner                                 None

Delaware Investment
Advisers                                    Limited Partner                                 None

Delaware Capital
Management, Inc.                            Limited Partner                                 None

Jeffrey J. Nick                             Chairman                                        Chairman, President, Chief
                                                                                            Executive Officer and
                                                                                            Director/Trustee

Bruce D. Barton                             President and Chief Executive                   None
                                            Officer

David K. Downes                             Executive Vice President,                       Executive Vice President, Chief
                                            Chief Operating Officer                         Operating Officer and Chief
                                            and Chief Financial Officer                     Financial Officer

Richard J. Flannery                         Executive Vice President/                       Executive Vice President
                                            General Counsel

George M. Chamberlain, Jr.                  Senior Vice President/Secretary                 Senior Vice President/
                                                                                            Secretary/General Counsel

Joseph H. Hastings                          Senior Vice President/Corporate                 Senior Vice President/
                                            Controller & Treasurer                          Corporate Controller

Terrence P. Cunningham                      Senior Vice President/Financial                 None
                                            Institutions/National Sales Manger

Thomas E. Sawyer                            Senior Vice President/                          None
                                            National Sales Director


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Mac McAuliffe                               Senior Vice President/Sales                     None
                                            Manager, Western Division

J. Chris Meyer                              Senior Vice President/                          None
                                            Director, Product Management

William M. Kimbrough                        Senior Vice President/Wholesaler                None

Daniel J. Brooks                            Senior Vice President/Wholesaler                None

Bradley L. Kolstoe                          Senior Vice President/Western                   None
                                            Division Sales Manager

Henry W. Orvin                              Senior Vice President/Eastern                   None
                                            Division Sales Manager

Michael P. Bishof                           Senior Vice President and Treasurer/            Senior Vice
                                            Manager, Investment Accounting                  President/Treasurer

Stephen J. DeAngelis                        Senior Vice President/National                  None
                                            Director/Managed Account Services

Joanne O. Hutcheson                         Senior Vice President/Human                     Senior Vice President/Human
                                            Resources                                       Resources

Holly W. Reimel                             Senior Vice President/National                  None
                                            Accounts

Eric E. Miller                              Senior Vice President/Assistant                 Senior Vice President/Assistant
                                            Secretary/Deputy General Counsel                Secretary/Deputy General Counsel

Richelle S. Maestro                         Senior Vice President/Assistant                 Senior Vice President/Assistant
                                            Secretary/Deputy General Counsel                Secretary/Deputy General Counsel

Diane M. Anderson                           Senior Vice President/                          None
                                            Retirement Operations

James L. Shields                            Senior Vice President/                          None
                                            Chief Information Officer

Stephen C. Nell                             Senior Vice President/National                  None
                                            Retirement Sales

Christopher H. Price                        Senior Vice President/Channel                   None
                                            Manager


*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Lisa O. Brinkley                            Vice President/Compliance                       Vice President/Compliance

Daniel H. Carlson                           Vice President/Marketing Services               None

Courtney S. West                            Vice President/Institutional Sales              None

Gordon E. Searles                           Vice President/Client Services                  None

Julia R. Vander Els                         Vice President/Retirement Plan                  None
                                            Contributions

Scott Metzger                               Vice President/Business Development             None

Larry Carr                                  Vice President/Variable Annuity                 None
                                            Sales Manager

James R. Searles                            Vice President/Variable Annuity                 None
                                            Sales Manager

Gregory J. McMillan                         Vice President/National Accounts                None

Christopher W. Moore                        Vice President/Variable Annuity                 None
                                            Wholesaler

Daniel J. O'Brien                           Vice President/Insurance Products               None

Andrew W. Whitaker                          Vice President/Wholesaler                       None
                                            Financial Institutions

Jessie Emery                                Vice President/Marketing                        None
                                            Communications

Darryl S. Grayson                           Vice President, Broker/Dealer                   None
                                            Internal Sales Director

Dinah J. Huntoon                            Vice President/Product                          None
                                            Manager, Equities

Soohee Lee                                  Vice President/Fixed Income                     None
                                            and International Product
                                            Management


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Joel A. Ettinger                            Vice President/Taxation                         Vice President/Taxation

Michael J. Woods                            Vice President/National                         None
                                            Sales Manager

Susan T. Friestedt                          Vice President/Retirement Services              None

Ellen M. Krott                              Vice President/Marketing                        None

John A. Wells                               Vice President/Marketing Technology             None

Theodore V. Wood, III                       Vice President/Technical Systems                None
                                            Officer

Matthew Coldren                             Vice President/National Accounts                None

Patrick A. Connelly                         Vice President/RIA Sales                        None

Karina J. Istvan                            Vice President/Strategic Planning               Vice President/Strategic
                                                                                            Planning

Michael D. Mabry                            Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

David P. O'Connor                           Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

Philip Y. Lin                               Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

Catherine A. Seklecki                       Vice President/Retirement Sales                 None

Michael T. Taggart                          Vice President/Facilities and                   None
                                            Administrative Services

Bruce A. Ulmer                              Vice President/Year 2000                        Vice President/Year 2000

Richard P. Allen                            Vice President/Wholesaler,                      None
                                            Midwest Region

David P. Anderson, Jr.                      Vice President/Wholesaler                       None



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Jeffrey H. Arcy                             Vice President/Wholesaler,                      None
                                            Southeast Region

Patrick A. Bearss                           Vice President/Wholesaler,                      None
                                            Midwest Region

Gabriella Bercze                            Vice President/Financial                        None
                                            Institution Wholesaler

Larry D. Bridwell                           Vice President/Financial                        None
                                            Institution Wholesaler

Terrence L. Bussard                         Vice President/Wholesaler                       None

William S. Carroll                          Vice President/Wholesaler                       None

Thomas J. Chadie                            Vice President/Wholesaler                       None

Douglas R. Glennon                          Vice President/Wholesaler                       None

Ronald A. Haimowitz                         Vice President/Wholesaler                       None

Edward J. Hecker                            Vice President/Wholesaler                       None

John R. Herron                              Vice President/Variable                         None
                                            Annuity Wholesaler

Christopher L. Johnston                     Vice President/Wholesaler                       None

Michael P. Jordan                           Vice President/Wholesaler                       None

Carolyn Kelly                               Vice President/Wholesaler                       None

Richard M. Koerner                          Vice President/Wholesaler                       None

Theodore T. Malone                          Vice President/IPI Wholesaler                   None

Debbie A. Marler                            Vice President/Wholesaler                       None

Nathan W. Medin                             Vice President/Wholesaler                       None

Roger J. Miller                             Vice President/Wholesaler                       None

Andrew F. Morris                            Vice President/Wholesaler,                      None
                                            East Division


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Patrick L. Murphy                           Vice President/Wholesaler                       None

Scott E. Naughton                           Vice President/IPI Wholesaler                   None

Julia A. Nye                                Vice President/Wholesaler                       None

Joseph T. Owczarek                          Vice President/Wholesaler                       None

Otis S. Page                                Vice President/Wholesaler                       None

Mary Ellen Pernice-Fadden                   Vice President/Wholesaler                       None

Mark A. Pletts                              Vice President/Wholesaler                       None

Philip G. Rickards                          Vice President/Wholesaler                       None

Laura E. Roman                              Vice President/Wholesaler                       None

Robert A. Rosso                             Vice President/Wholesaler                       None

Linda Schulz                                Vice President/Wholesaler                       None

John C. Shalloe                             Vice President/Wrap Fee                         None
                                            Wholesaler, Western Region

Edward B. Sheridan                          Vice President/Wholesaler                       None

Robert E. Stansbury                         Vice President/Wholesaler                       None

Wayne W. Wagner                             Vice President/Wholesaler                       None

Scott Whitehouse                            Vice President/Wholesaler                       None

Denise D. Bradley                           Vice President/Variable                         None
                                            Annuity Wholesaler

Rhonda J. Guido                             Vice President/Wholesaler                       None

John M. Leboeuf                             Vice President/Variable Annuity                 None
                                            Wholesaler

John R. Logan                               Vice President/Wholesaler/                      None
                                            Financial Institutions

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                              Positions and Offices
Business Address *                          with Underwriter                                   with Registrant
------------------                          ----------------                                   ---------------
Christopher W. Moore                        Vice President/Variable Annuity                    None
                                            Wholesaler

Julie Nusbaum                               Vice President/Wholesaler/                         None
                                            Financial Institutions

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.



                  (c)         Not Applicable.


Item 30.          Location of Accounts and Records.

                  All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.          Management Services.  None.

Item 32.          Undertakings.

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

PART C - Other Information
(Continued)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of April, 1999.

                                                   DELAWARE GROUP STATE TAX-FREE
                                                   INCOME TRUST

                                                   By  /s/ Jeffrey J. Nick
                                                       -------------------
                                                       Jeffrey J. Nick
                                                       Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                                               Title                                             Date
     ---------                                               -----                                             ----
                                                    President, Chief Executive
/s/ Jeffrey J. Nick                                 Officer, Chairman and Trustee                        April 15, 1999
---------------------------------------
Jeffrey J. Nick
                                                    Executive Vice President/Chief Operating
                                                    Officer/Chief Financial Officer
                                                    (Principal Financial Officer and
/s/ David K. Downes                                 Principal Accounting Officer)                        April 15, 1999
---------------------------------------
David K. Downes

/s/ Walter A. Babich                  *             Trustee                                              April 15, 1999
---------------------------------------
Walter A. Babich

/s/ Anthony D. Knerr                  *             Trustee                                              April 15, 1999
---------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                      *             Trustee                                              April 15, 1999
---------------------------------------
Ann R. Leven

/s/ W. Thacher Longstreth             *             Trustee                                              April 15, 1999
---------------------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison                 *             Trustee                                              April 15, 1999
---------------------------------------
Thomas F. Madison

/s/ Charles E. Peck                   *             Trustee                                              April 15, 1999
---------------------------------------
Charles E. Peck

/s/ Wayne A. Stork                    *             Trustee                                              April 15, 1999
---------------------------------------
Wayne A. Stork
                                                    *By /s/ Jeffrey J. Nick
                                                        -------------------
                                                        Jeffrey J. Nick
                                                    as Attorney-in-Fact for
                                                 each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.           Exhibit
-----------           -------
EX-99.D4              Form of Investment Management Agreement (March 1999)

EX-99.G2              Form of Amendment to Custodian Agreement (November 1997)

EX-99.G3              Form of Letter adding Tax-Free Pennsylvania Fund, Tax-Free New Jersey
                      Fund and Tax-Free Ohio Fund to Custodian Agreement

EX-99.H2II            Executed Amendment No. 9 (March 31, 1998) to Delaware Group of Funds
                      Fund Accounting Agreement

EX-99.H2III           Executed Amendment No. 10 (August 31, 1998) to Delaware Group of Funds
                      Fund Accounting Agreement

EX-99.H2IV            Executed Amendment No. 11 (September 14, 1998) to Delaware Group of
                      Funds Fund Accounting Agreement

EX-99.H2V             Executed Amendment No. 12 (September 14, 1998) to Delaware Group of
                      Funds Fund Accounting Agreement

EX-99.H2VI            Executed Amendment No. 13 (December 18, 1998) to Delaware Group of
                      Funds Fund Accounting Agreement

EX-99.H2VII           Form of Amendment No. 14 (March 1999) to Delaware Group of Funds Fund
                      Accounting Agreement

EX-99.J               Consent of Auditors

EX-27                 Financial Data Schedules

EX-99.P               Trustees Power of Attorney for Jan L. Yeomans dated April 15, 1999.